                                         [JANUS LOGO]


                   Janus Aspen Series

                   Institutional Shares

                              PROSPECTUS
                              MAY 1, 2000
                              Strategic Value Portfolio

                   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    [JANUS LOGO]


                Strategic Value Portfolio (the "Portfolio") is a mutual fund in Janus Aspen Series and is described in this prospectus. The Portfolio currently offers two classes of shares. The Institutional Shares, (the "Shares"), are sold under the name of "Janus Aspen Series" and are offered by this prospectus in connection with investment in and payments under variable annuity contracts and variable life insurance contracts (collectively, "variable insurance contracts"), as well as certain qualified retirement plans.


                Janus Aspen Series sells and redeems its Shares at net asset value without sales charges, commissions or redemption fees. Each variable insurance contract involves fees and expenses that are not described in this Prospectus. See the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

                This prospectus contains information that a prospective purchaser of a variable insurance contract or plan participant should consider in conjunction with the accompanying separate account prospectus of the specific insurance company product before allocating purchase payments or premiums to the Portfolio.

                                                               Table of contents


                RISK/RETURN SUMMARY
                   Strategic Value Portfolio................................    2
                   Fees and expenses........................................    3
                INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND
                RISKS
                   Strategic Value Portfolio................................    4
                   General portfolio policies...............................    5
                   Risks for Strategic Value Portfolio......................    7
                MANAGEMENT OF THE PORTFOLIO
                   Investment adviser.......................................    9
                   Management expenses and expense limits...................    9
                   Investment personnel.....................................   10
                OTHER INFORMATION...........................................   11
                DISTRIBUTIONS AND TAXES
                   Distributions............................................   12
                   Taxes....................................................   12
                SHAREHOLDER'S GUIDE
                   Pricing of portfolio shares..............................   13
                   Purchases................................................   13
                   Redemptions..............................................   13
                   Frequent Trading.........................................   14
                   Shareholder communications...............................   14
                FINANCIAL HIGHLIGHTS........................................   15
                GLOSSARY
                   Glossary of investment terms.............................   16



                                                            Table of contents  1

Risk return summary

STRATEGIC VALUE PORTFOLIO

          Strategic Value Portfolio is designed for long-term investors who seek growth of capital and who can tolerate the greater risks associated with common stock investments.

1. WHAT IS THE INVESTMENT OBJECTIVE OF STRATEGIC VALUE PORTFOLIO?

--------------------------------------------------------------------------------

          STRATEGIC VALUE PORTFOLIO seeks long-term growth of capital.

          The Portfolio's Trustees may change the objective without a shareholder vote and the Portfolio will notify you of any changes that are material. If there is a material change to the Portfolio's objective or policies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF STRATEGIC VALUE PORTFOLIO?


          The portfolio manager applies a "bottom up" approach in choosing investments. In other words, he looks for companies with earnings growth potential one at a time. If the portfolio manager is unable to find investments with earnings growth potential, a significant portion of the Portfolio's assets may be in cash or similar investments.



          Strategic Value Portfolio invests primarily in common stocks with the potential for long-term growth of capital using a "value" approach. The "value" approach the portfolio manager uses emphasizes investments in companies he believes are undervalued relative to their intrinsic worth.


          The portfolio manager measures value as a function of price/earnings (P/E) ratios and price/free cash flow. A P/E ratio is the relationship between the price of a stock and its earnings per share. This figure is determined by dividing a stock's market price by the company's earnings per share amount. Price/free cash flow is the relationship between the price of a stock and its available cash from operations minus capital expenditures.

          The portfolio manager will typically seek attractively valued companies that are improving their free cash flow and improving their returns on invested capital. These companies may also include special situations companies that are experiencing management changes and/or are temporarily out of favor.

          The Portfolio may invest without limit in foreign equity and debt securities and less than 35% of its net assets in high-yield/high-risk bonds.


3. WHAT ARE THE MAIN RISKS OF INVESTING IN STRATEGIC VALUE PORTFOLIO?



          The biggest risk of investing in this Portfolio is that its returns may vary, and you could lose money. If you are considering investing in Strategic Value Portfolio, remember that it is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices.



          The value of the Portfolio's holdings may decrease if the value of an individual company in the portfolio decreases or if the portfolio manager's belief about a company's intrinsic worth is incorrect. The value of the Portfolio's holdings could also decrease if the stock market goes down. If the value of the Portfolio's holdings decreases, its net asset value (NAV) will also decrease,which means if you sell your shares in the Portfolio you would get back less money.


 2 Janus Aspen Series

          The Portfolio is nondiversified. In other words, it may hold larger positions in a smaller number of securities than a diversified fund. As a result, a single security's increase or decrease in value may have a greater impact on the Portfolio's NAV and total return.

          An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


          Since the Portfolio did not commence operations until May 1, 2000, there is no performance available as of the date of this prospectus.


FEES AND EXPENSES

          SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. All Janus funds are no-load investments, so you will not pay any shareholder fees when you buy or sell shares of the Portfolio. However, each variable insurance contract involves fees and expenses not described in this prospectus. See the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.


          ANNUAL FUND OPERATING EXPENSES are paid out of the Portfolio's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by all shareholders.



          This table and example are designed to assist participants in qualified plans that invest in the Shares of the Portfolio in understanding the fees and expenses that you may pay as an investor in the Shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE SHARES SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.


                                        Management            Other             Total Annual Fund
                                            Fee             Expenses*          Operating Expenses
    Strategic Value Portfolio             0.65%               0.35%                   1.00%

--------------------------------------------------------------------------------

   * Other expenses are based on the estimated annualized expenses the Portfolio's Shares expect to incur in their initial fiscal year and are shown without the effect of any expense offset arrangements.

--------------------------------------------------------------------------------

   EXAMPLE:
   This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                  1 Year     3 Years
                                                                  ------------------
    Strategic Value Portfolio                                      $102       $318

                                                          Risk return summary  3

Investment objective, principal investment
           strategies and risks


          Strategic Value Portfolio has a similar investment objective and similar principal investment strategies to Janus Strategic Value Fund. Although it is anticipated that the Portfolio and Janus Strategic Value Fund will hold similar securities, differences in asset size, cash flow needs and other factors may result in differences in investment performance. The expenses of the Portfolio and Janus Strategic Value Fund are expected to differ. The variable contract owner will also bear various insurance related costs at the insurance company level. You should review the accompanying separate account prospectus for a summary of fees and expenses.


INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES


          This section takes a closer look at the investment objective of Strategic Value Portfolio, its principal investment strategies and certain risks of investing in Strategic Value Portfolio. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.



          Please carefully review the "Risks" section of this Prospectus on pages 6-8 for a discussion of risks associated with certain investment techniques. We've also included a Glossary with descriptions of investment terms used throughout this Prospectus.


          Strategic Value Portfolio seeks long-term growth of capital. It pursues its objective by investing primarily in common stocks with the potential for long-term growth of capital using a "value" approach. The "value" approach the portfolio manager uses emphasizes investments in companies he believes are undervalued relative to their intrinsic worth.

          The portfolio manager measures value as a function of price/earnings (P/E) ratios and price/free cash flow. A P/E ratio is the relationship between the price of a stock and its earnings per share. This figure is determined by dividing a stock's market price by the company's earnings per share amount. Price/free cash flow is the relationship between the price of a stock and its available cash from operations minus capital expenditures.

          The portfolio manager will typically seek attractively valued companies that are improving their free cash flow and improving their returns on invested capital. These companies may also include special situations companies that are experiencing management changes and/or are temporarily out of favor.

The following questions and answers are designed to help you better understand Strategic Value Portfolio's principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED?


          The Portfolio may invest substantially all of its assets in common stocks if the portfolio manager believes that common stocks will appreciate in value. The portfolio manager generally takes a "bottom up" approach to selecting companies. In other words, he seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. He makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. Realization of income is not a significant consideration when choosing investments for the Portfolio. Income realized on the Portfolio's investments will be incidental to its objective.


 4 Janus Aspen Series

2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

          Generally, yes. The portfolio manager seeks companies that meet his selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Portfolio may invest and the Portfolio may at times have significant foreign exposure.

3. HOW DOES THE PORTFOLIO MANAGER DETERMINE THAT A COMPANY MAY BE UNDERVALUED?

          A company may be undervalued when, in the opinion of the portfolio manager, the company is selling for a price that is below its intrinsic worth. A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company or other factors. Such factors may provide buying opportunities at attractive prices compared to historical or market price-earnings ratios, price/free cash flow, book value, or return on equity. The portfolio manager believes that buying these securities at a price that is below its intrinsic worth may generate greater returns for the Portfolio than those obtained by paying premium prices for companies currently in favor in the market.


4. WHAT DOES "MARKET CAPITALIZATION" MEAN?



          Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. Although Equity Income Portfolio does not emphasize companies of any particular size, a Portfolio with a larger asset base are more likely to invest in larger, more established issuers.


GENERAL PORTFOLIO POLICIES

          In investing its portfolio assets, the Portfolio will follow the general policies listed below. The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of the security. So, for example, if the Portfolio exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

          CASH POSITION
          When the portfolio manager believes that market conditions are unfavorable for profitable investing, or when he is otherwise unable to locate attractive investment opportunities, the Portfolio's cash or similar investments may increase. In other words, the Portfolio does not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities. However, the portfolio manager may also temporarily increase the Portfolio's cash position to protect its assets or maintain liquidity.


          When the Portfolio's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Portfolio remained more fully invested in stocks or bonds.


              Investment objective, principal investment strategies and risks  5

          OTHER TYPES OF INVESTMENTS
          Strategic Value Portfolio invests primarily in domestic and foreign equity securities, which may include preferred stocks, common stocks, warrants and securities convertible into common or preferred stocks. The Portfolio may also invest to a lesser degree in other types of securities. These securities (which are described in the Glossary) may include:

          - debt securities

          - indexed/structured securities

          - high-yield/high-risk bonds (less than 35% of the Portfolio's assets)

          - options, futures, forwards, swaps and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return

          - securities purchased on a when-issued, delayed delivery or forward commitment basis

          ILLIQUID INVESTMENTS
          The Portfolio may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Portfolio's Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

          FOREIGN SECURITIES
          The Portfolio may invest without limit in foreign equity and debt securities. The Portfolio may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares, and passive foreign investment companies.

          SPECIAL SITUATIONS
          The Portfolio may invest in special situations. A special situation arises when, in the opinion of the Portfolio's manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Portfolio's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

          PORTFOLIO TURNOVER
          The Portfolio generally intends to purchase securities for long-term investment although, to a limited extent, the Portfolio may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Changes are made in the Portfolio's holdings whenever the

 6 Janus Aspen Series
          portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

          Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

RISKS FOR STRATEGIC VALUE PORTFOLIO


          Because the Portfolio may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Portfolio's share price may also decrease. The Portfolio's performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings
          (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a portfolio with a small asset base. A portfolio may not experience similar performance as its assets grow.


The following questions and answers are designed to help you better understand some of the risks of investing in Strategic Value Portfolio.


1. THE PORTFOLIO MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?



          Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.



2. HOW DOES THE NONDIVERSIFIED STATUS OF STRATEGIC VALUE PORTFOLIO AFFECT ITS RISK?


          Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. A "nondiversified" portfolio has the ability to take larger positions in a smaller number of issuers. Because the appreciation or depreciation of a single stock may have a greater impact on the NAV of a nondiversified portfolio, its share price can be expected to fluctuate more than a comparable diversified portfolio. This fluctuation, if significant, may affect the performance of the Portfolio.


3. WHAT ARE THE RISKS ASSOCIATED WITH VALUE INVESTING?


          If the portfolio manager's perception of a company's worth is not realized in the time frame he expects, the overall performance of the Portfolio may suffer. In addition, if the market value of a company declines the Portfolio's performance could suffer. In general, the portfolio manager believes these risks are mitigated by investing in companies that are undervalued in the market in relation to earnings, dividends and/or assets.

              Investment objective, principal investment strategies and risks  7

4. HOW COULD THE PORTFOLIO'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS PERFORMANCE?


          The Portfolio may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Portfolio's performance may depend on issues other than the performance of a particular company. These issues include:

          - CURRENCY RISK. As long as the Portfolio holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Portfolio sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

          - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Portfolio's assets from that country.

          - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

          - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

          - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

5. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

          High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependent on credit risk, or the ability of the issuer to meet interest and principal payments, than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer.

          Please refer to the SAI for a description of bond rating categories.

6. HOW DOES THE PORTFOLIO TRY TO REDUCE RISK?

          The Portfolio may use futures, options, swaps and other derivative instruments to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Portfolio may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The portfolio manager believes the use of these instruments will benefit the Portfolio. However, the Portfolio's performance could be worse than if the Portfolio had not used such instruments if the portfolio manager's judgement proves incorrect. Risks associated with the use of derivative instruments are described in the SAI.

 8 Janus Aspen Series

                                                     Management of the portfolio


INVESTMENT ADVISER

          Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Portfolio and is responsible for the day-to-day management of the investment portfolio and other business affairs of the Portfolio.

          Janus Capital began serving as investment adviser to Janus Fund in 1970 and currently serves as investment adviser to all of the Janus retail funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

          Janus Capital furnishes continuous advice and recommendations concerning the Portfolio's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Portfolio, and may be reimbursed by the Portfolio for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Portfolio and pays the salaries, fees and expenses of all Portfolio officers and those Trustees who are affiliated with Janus Capital.

          Participating insurance companies that purchase the Portfolio's Shares may perform certain administrative services relating to the Portfolio and Janus Capital or the Portfolio may pay those companies for such services.

MANAGEMENT EXPENSES AND EXPENSE LIMITS

          The Portfolio pays Janus Capital a management fee which is calculated daily and paid monthly. The advisory agreement with the Portfolio spells out the management fee and other expenses that the Portfolio must pay. The Portfolio is subject to the following management fee schedule (expressed as an annual rate). In addition, the Shares of the Portfolio incur expenses not assumed by Janus Capital, including transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses.

                                                          Average Daily
                                                           Net Assets         Annual Rate      Expense Limit
     Fee Schedule                                         of Portfolio       Percentage (%)    Percentage (%)
------------------------------------------------------------------------------------------------------------------
     Strategic Value Portfolio                          All Asset Levels          0.65              1.25(1)
------------------------------------------------------------------------------------------------------------------

(1) Janus Capital has agreed to limit the Portfolio's expenses as indicated until at least the next annual renewal of the advisory agreement. As noted in the fee table on page 3, however, the Portfolio's expenses without waivers are not expected to exceed the expense limit.

                                                  Management of the portfolio  9

INVESTMENT PERSONNEL

PORTFOLIO MANAGER

DAVID C. DECKER
--------------------------------------------------------------------------------

            is Executive Vice President and portfolio manager of Strategic Value Portfolio, which he has managed since inception. He is also Executive Vice President and portfolio manager of Janus Strategic Value Fund and Janus Special Situations Fund, each of which he has managed since inception and an assistant portfolio manager of Janus Fund and Growth Portfolio. He obtained a Master of Business Administration in Finance from the Fuqua School of Business at Duke University and a Bachelor of Arts in Economics and Political Science from Tufts University. Mr. Decker has earned the right to use the Chartered Financial Analyst designation.


 10 Janus Aspen Series

                                                               Other information

          CLASSES OF SHARES

          The Portfolio offers two classes of Shares, one of which, the Institutional Shares, are offered pursuant to this prospectus and are sold under the name Janus Aspen Series. The Shares offered by this Prospectus are available only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans. Service Shares of the Portfolio are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants. Because the expenses of each class may differ, the performance of each class is expected to differ. If you would like additional information about the Service Shares, please call 1-800-525-0020.

          CONFLICTS OF INTEREST


          The Shares offered by this prospectus are available only to variable annuity and variable life separate accounts of insurance companies that are unaffiliated with Janus Capital and to certain qualified retirement plans. Although the Portfolio does not currently anticipate any disadvantages to policy owners because the Portfolio offers its shares to such entities, there is a possibility that a material conflict may arise. The Trustees monitor events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response. If a material disadvantage or conflict occurs, the Trustees may require one or more insurance company separate accounts or qualified plans to withdraw its investments in the Portfolio or substitute Shares of another Portfolio. If this occurs, the Portfolio may be forced to sell its securities at disadvantageous prices. In addition, the Trustees may refuse to sell Shares of the Portfolio to any separate account or qualified plan or may suspend or terminate the offering of the Portfolio's Shares if such action is required by law or regulatory authority or is in the best interests of the Portfolio's shareholders. It is possible that a qualified plan investing in the Portfolio could lose its qualified plan status under the Internal Revenue Code, which could have adverse tax consequences on insurance company separate accounts investing in the Portfolio. Janus Capital intends to monitor such qualified plans and the Portfolio may discontinue sales to a qualified plan and require plan participants with existing investments in the Portfolio to redeem those investments if a plan loses (or in the opinion of Janus Capital is at risk of losing) its qualified plan status.



          DISTRIBUTION OF THE PORTFOLIO



          The Portfolio is distributed by Janus Distributors, Inc., a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.


                                                           Other information  11

Distributions and taxes

DISTRIBUTIONS

          To avoid taxation of the Portfolio, the Internal Revenue Code requires the Portfolio to distribute net income and any net gains realized on its investments annually. The Portfolio's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions.

          Each class of the Portfolio distributes substantially all of its investment income at least semi-annually and its net realized gains, if any, at least annually. All dividends and capital gains distributions from Shares of the Portfolio will automatically be reinvested into additional Shares of the Portfolio.

          HOW DISTRIBUTIONS AFFECT NAV

          Distributions are paid to shareholders as of the record date of the distribution of the Portfolio, regardless of how long the shares have been held. Undistributed income and realized gains are included in the daily NAV of the Portfolio's Shares. The Share price of the Portfolio drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, the Shares of Strategic Value Portfolio declared a dividend in the amount of $0.25 per share. If the price of Strategic Value Portfolio's Shares was $10.00 on December 30, the share price on December 31 would be $9.75, barring market fluctuations.

TAXES

          TAXES ON DISTRIBUTIONS

          Because Shares of the Portfolio may be purchased only through variable insurance contracts and qualified plans, it is anticipated that any income dividends or capital gains distributions made by the Shares of the Portfolio will be exempt from current taxation if left to accumulate within the variable insurance contract or qualified plan. Generally, withdrawals from such contracts may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax. The tax status of your investment depends on the features of your qualified plan or variable insurance contract. Further information may be found in your plan documents or in the prospectus of the separate account offering such contract.

          TAXATION OF THE PORTFOLIO


          Dividends, interest and some gains received by the Portfolio on foreign securities may be subject to tax withholding or other foreign taxes. The Portfolio may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such election is not made, any foreign taxes paid or accrued will represent an expense to the Portfolio which will reduce its investment income.



          The Portfolio does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. In addition, because the Shares of the Portfolio are sold in connection with variable insurance contracts, the Portfolio intends to qualify under the Internal Revenue Code with respect to the diversification requirements related to the tax-deferred status of insurance company separate accounts.


 12 Janus Aspen Series

                                                             Shareholder's guide

          INVESTORS MAY NOT PURCHASE OR REDEEM SHARES OF THE PORTFOLIO DIRECTLY. SHARES MAY BE PURCHASED OR REDEEMED ONLY THROUGH VARIABLE INSURANCE CONTRACTS OFFERED BY THE SEPARATE ACCOUNTS OF PARTICIPATING INSURANCE COMPANIES OR THROUGH QUALIFIED RETIREMENT PLANS. REFER TO THE PROSPECTUS FOR THE PARTICIPATING INSURANCE COMPANY'S SEPARATE ACCOUNT OR YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON PURCHASING OR SELLING OF VARIABLE INSURANCE CONTRACTS AND ON HOW TO SELECT THE PORTFOLIO AS AN INVESTMENT OPTION FOR A CONTRACT OR A QUALIFIED PLAN.

PRICING OF PORTFOLIO SHARES


          Investments will be processed at the NAV next determined after an order is received and accepted by the Portfolio or its agent. In order to receive a day's price, your order must be received by the close of the regular trading session of the New York Stock Exchange any day that the NYSE is open. Securities of the Portfolio are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. See the SAI for more detailed information.



          To the extent the Portfolio holds securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Portfolio does not price its shares, the NAV of the Portfolio's shares may change on days when shareholders will not be able to purchase or redeem the Portfolio's shares.


PURCHASES

          Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by qualified plans. Refer to the prospectus of the appropriate insurance company separate account or your plan documents for information on how to invest in the Shares of the Portfolio. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio's behalf.


          The Portfolio does not permit frequent trading or market timing. Excessive purchases of Portfolio Shares disrupt portfolio management and drive Portfolio expenses higher. The Portfolio reserves the right to reject any specific purchase order. Purchase orders may be refused if, in Janus Capital's opinion, they are of a size that would disrupt the management of the Portfolio. Although there is no present intention to do so, the Portfolio may discontinue sales of its shares if management and the Trustees believe that continued sales may adversely affect the Portfolio's ability to achieve its investment objective. If sales of the Portfolio's Shares are discontinued, it is expected that existing policy owners and plan participants invested in the Portfolio would be permitted to continue to authorize investment in the Portfolio and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances. The Portfolio may discontinue sales to a qualified plan and require plan participants with existing investments in the Shares to redeem those investments if the plan loses (or in the opinion of Janus Capital, is at risk of losing) its qualified plan status.


REDEMPTIONS

          Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified plans. Please refer to the appropriate separate account prospectus or plan documents for details.

          Shares of the Portfolio may be redeemed on any business day. Redemptions are processed at the NAV next calculated after receipt and acceptance of the redemption order by the Portfolio or its agent. Redemption

                                                         Shareholder's guide  13
          proceeds will normally be wired to the participating insurance company the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.


FREQUENT TRADING



          Frequent trading of Portfolio shares in response in short-term fluctuations in the market -- also known as "market timing" -- may make it very difficult to manage the Portfolio's investments. The Portfolio does not permit frequent trading or market timing. When market timing occurs, the Portfolio may have to sell portfolio securities to have the cash necessary to redeem the market timer's shares. This can happen at a time when it is not advantageous to sell any securities, which may harm the Portfolio's performance. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because the portfolio manager cannot predict how much cash the Portfolio will have to invest. When in Janus Capital's opinion such activity would have a disruptive effect on portfolio management, the Portfolio reserves the right to refuse purchase orders and exchanges into the Portfolio by any person, group or commonly controlled account. The Portfolio may notify a market timer of rejection of a purchase or exchange order after the day the order is placed. If the Portfolio allows a market timer to trade Portfolio shares, it may require the market timer to enter into a written agreement to follow certain procedures and limitations.


SHAREHOLDER COMMUNICATIONS


          Shareholders will receive annual and semiannual reports including the financial statements of the Shares of the Portfolio that they have authorized for investment. Each report will show the investments owned by the Portfolio and the market values thereof, as well as other information about the Portfolio and its operations. The Trust's fiscal year ends December 31.


 14 Janus Aspen Series

                                                            Financial highlights


          No Financial Highlights are presented because the Portfolio did not commence operations until May 1, 2000.


                                                        Financial highlights  15

Glossary of investment terms

          This glossary provides a more detailed description of some of the types of securities and other instruments in which the Portfolio may invest. The Portfolio may invest in these instruments to the extent permitted by its investment objective and policies. The Portfolio is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus. Please refer to the SAI for a more detailed discussion of certain instruments.

I. EQUITY AND DEBT SECURITIES

          BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

          COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Portfolio may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

          COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earns dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

          CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

          DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

          DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

          FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short-and long-term government, corporate and municipal obligations that pay a specified rate of interest or coupons for a specified period of time, and preferred stock, which pays fixed dividends. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

          HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

          MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

          PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the

 16 Janus Aspen Series

          Portfolio must pay if these investments are profitable, the Portfolio may make various elections permitted by the tax laws. These elections could require that the Portfolio recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.


          PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.


          PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

          REPURCHASE AGREEMENTS involve the purchase of a security by the Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

          REVERSE REPURCHASE AGREEMENTS involve the sale of a security by the Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.


          RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.



          STANDBY COMMITMENTS are obligations purchased by the Portfolio from a dealer that give the Portfolio the option to sell a security to the dealer at a specified price.



          STEP COUPON BONDS are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.



          STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.



          TENDER OPTION BONDS are generally long-term securities that are coupled with an option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This type of security is commonly used as a means of enhancing the security's liquidity.


          U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

                                                Glossary of investment terms  17

          VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The floating rate tends to decrease the security's price sensitivity to changes in interest rates.


          WARRANTS are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price, usually at a price that is higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

          WHEN-ISSUED, DELAYED DELIVERY AND FORWARD TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Portfolio does not earn interest on such securities until settlement and bear the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.


          ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.


II. FUTURES, OPTIONS AND OTHER DERIVATIVES

          FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Portfolio may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

          FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Portfolio may buy and sell futures contracts on foreign currencies, securities and financial indices including interest rates or an index of U.S. government, foreign government, equity or fixed-income securities. The Portfolio may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

          INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e. their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Portfolio bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.


          INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).



          INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset


 18 Janus Aspen Series
          mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.


          OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Portfolio may purchase and write put and call options on securities, securities indices and foreign currencies.

                                                Glossary of investment terms  19

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

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

[JANUS LOGO]


        1-800-525-0020

        100 Fillmore Street
        Denver, Colorado 80206-4928
        janus.com

You can request other information, including a Statement of Additional Information, free of charge by contacting your insurance company or plan sponsor or visiting our Web site at janus.com. Other information is also available from financial intermediaries that sell Shares of the Portfolio.


The Statement of Additional Information provides detailed information about the Portfolio and is incorporated into this Prospectus by reference. You may review and copy information about the Portfolio (including the Portfolio's Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090). You may also obtain reports and other information about the Portfolio from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's Web site at http://www.sec.gov.


                    Investment Company Act File No. 811-7736


INSJSIPROSV

                                        [JANUS LOGO]


                   Janus Aspen Series

                   Service Shares

                              PROSPECTUS
                              MAY 1, 2000
                              Strategic Value Portfolio

                   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    [JANUS LOGO]


                Strategic Value Portfolio (the "Portfolio") is a mutual fund in Janus Aspen Series and is described in this prospectus. The Portfolio currently offers two classes of shares. The Service Shares, (the "Shares"), are offered by this prospectus in connection with investment in and payments under variable annuity contracts and variable life insurance contracts (collectively, "variable insurance contracts"), as well as certain qualified retirement plans.


                Janus Aspen Series sells and redeems its Shares at net asset value without sales charges, commissions or redemption fees. Each variable insurance contract involves fees and expenses that are not described in this Prospectus. See the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

                This prospectus contains information that a prospective purchaser of a variable insurance contract or plan participant should consider in conjunction with the accompanying separate account prospectus of the specific insurance company product before allocating purchase payments or premiums to the Portfolio.

                                                               Table of contents


                RISK/RETURN SUMMARY
                   Strategic Value Portfolio................................    2
                   Fees and expenses........................................    3
                INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND
                RISKS
                   Strategic Value Portfolio................................    4
                   General portfolio policies...............................    5
                   Risks for Strategic Value Portfolio......................    7
                MANAGEMENT OF THE PORTFOLIO
                   Investment adviser.......................................    9
                   Management expenses and expense limits...................    9
                   Investment personnel.....................................   10
                OTHER INFORMATION...........................................   11
                DISTRIBUTIONS AND TAXES
                   Distributions............................................   12
                   Taxes....................................................   12
                SHAREHOLDER'S GUIDE
                   Pricing of portfolio shares..............................   13
                   Purchases................................................   13
                   Redemptions..............................................   13
                   Frequent trading.........................................   14
                   Shareholder communications...............................   14
                FINANCIAL HIGHLIGHTS........................................   15
                GLOSSARY
                   Glossary of investment terms.............................   16



                                                            Table of contents  1

Risk return summary

STRATEGIC VALUE PORTFOLIO


          Strategic Value Portfolio is designed for long-term investors who seek growth of capital and who can tolerate the greater risks associated with common stock investments.


1. WHAT IS THE INVESTMENT OBJECTIVE OF STRATEGIC VALUE PORTFOLIO?

--------------------------------------------------------------------------------

          STRATEGIC VALUE PORTFOLIO seeks long-term growth of capital.


          The Portfolio's Trustees may change this objective without a shareholder vote and the Portfolio will notify you of any changes that are material. If there is a material change to the Portfolio's objective or policies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its objective.



2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF STRATEGIC VALUE PORTFOLIO?



          The portfolio manager applies a "bottom up" approach in choosing investments. In other words, he looks for companies with earnings growth potential one at a time. If the portfolio manager is unable to find investments with earnings growth potential, a significant portion of the Portfolio's assets may be in cash or similar investments.



          Strategic Value Portfolio invests primarily in common stocks with the potential for long-term growth of capital using a "value" approach. The "value" approach the portfolio manager uses emphasizes investments in companies he believes are undervalued relative to their intrinsic worth.


          The portfolio manager measures value as a function of price/earnings (P/E) ratios and price/free cash flow. A P/E ratio is the relationship between the price of a stock and its earnings per share. This figure is determined by dividing a stock's market price by the company's earnings per share amount. Price/free cash flow is the relationship between the price of a stock and its available cash from operations minus capital expenditures.

          The portfolio manager will typically seek attractively valued companies that are improving their free cash flow and improving their returns on invested capital. These companies may also include special situations companies that are experiencing management changes and/or are temporarily out of favor.

          The Portfolio may invest without limit in foreign equity and debt securities and less than 35% of its net assets in high-yield/high-risk bonds.


3. WHAT ARE THE MAIN RISKS OF INVESTING IN STRATEGIC VALUE PORTFOLIO?



          The biggest risk of investing in this Portfolio is that its returns may vary, and you could lose money. If you are considering investing in Strategic Value Portfolio, remember that it is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices.



          The value of the Portfolio's holdings may decrease if the value of an individual company in the portfolio decreases or if the portfolio manager's belief about a company's intrinsic worth is incorrect. The value of the Portfolio's holdings could also decrease if the stock market goes down. If the value of the Portfolio's holdings decreases, its net asset value (NAV) will also decrease which means if you sell your shares in the Portfolio you would get back less money.


 2 Janus Aspen Series

          The Portfolio is nondiversified. In other words, it may hold larger positions in a smaller number of securities than a diversified fund. As a result, a single security's increase or decrease in value may have a greater impact on the Portfolio's NAV and total return.

          An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

          Since the Portfolio did not commence operations until May 1, 2000, there is no performance available as of the date of this Prospectus.

FEES AND EXPENSES

          SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. All Janus funds are no-load investments, so you will not pay any shareholder fees when you buy or sell shares of the Portfolio. However, each variable insurance contract involves fees and expenses not described in this prospectus. See the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.


          ANNUAL FUND OPERATING EXPENSES are paid out of the Portfolio's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by all shareholders.



          This table and example are designed to assist participants in qualified plans that invest in the Shares of the Portfolio in understanding the fees and expenses that you may pay as an investor in the Shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE SHARES SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.



                                                                          Distribution               Total Annual Fund
                                                             Management     (12b-1)        Other         Operating
                                                                Fee         Fees(1)      Expenses       Expenses(2)
    Strategic Value Portfolio                                  0.65%         0.25%         0.35%           1.25%


--------------------------------------------------------------------------------
   (1) Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National
       Association of Securities Dealers, Inc.

   (2) Expenses are based on the estimated expenses that the new Service Shares Class of the Portfolio expects to incur in its initial fiscal year. All expenses are shown without the effect of any expense offset arrangements.

--------------------------------------------------------------------------------

   EXAMPLE:
   This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                  1 Year     3 Years
                                                                  ------------------
    Strategic Value Portfolio                                      $127       $397

                                                          Risk return summary  3

Investment objective, principal investment
           strategies and risks


          Strategic Value Portfolio has a similar investment objective and similar principal investment strategies to Janus Strategic Value Fund. Although it is anticipated that the Portfolio and Janus Strategic Value Fund will hold similar securities, differences in asset size, cash flow needs and other factors may result in differences in investment performance. The expenses of the Portfolio and Janus Strategic Value Fund are expected to differ. The variable contract owner will also bear various insurance related costs at the insurance company level. You should review the accompanying separate account prospectus for a summary of fees and expenses.


INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES


          This section takes a closer look at the investment objectives of Strategic Value Portfolio, its principal investment strategies and certain risks of investing in Strategic Value Portfolio. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.



          Please carefully review the "Risks" section of this Prospectus on pages 6-8 for a discussion of risks associated with certain investment techniques. We've also included a Glossary with descriptions of investment terms used throughout this Prospectus.


          Strategic Value Portfolio seeks long-term growth of capital. It pursues its objective by investing primarily in common stocks with the potential for long-term growth of capital using a "value" approach. The "value" approach the portfolio manager uses emphasizes investments in companies he believes are undervalued relative to their intrinsic worth.

          The portfolio manager measures value as a function of price/earnings (P/E) ratios and price/free cash flow. A P/E ratio is the relationship between the price of a stock and its earnings per share. This figure is determined by dividing a stock's market price by the company's earnings per share amount. Price/free cash flow is the relationship between the price of a stock and its available cash from operations minus capital expenditures.

          The portfolio manager will typically seek attractively valued companies that are improving their free cash flow and improving their returns on invested capital. These companies may also include special situations companies that are experiencing management changes and/or are temporarily out of favor.


The following questions and answers are designed to help you better understand Strategic Value Portfolio's principal investment strategies.


1. HOW ARE COMMON STOCKS SELECTED?

          The Portfolio may invest substantially all of its assets in common stocks if the portfolio manager believes that common stocks will appreciate in value. The portfolio manager generally takes a "bottom up" approach to selecting companies. In other words, he seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. He makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. Realization of income is not a significant consideration when choosing investments for the Portfolio. Income realized on the Portfolio's investments will be incidental to its objectives.

2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

          Generally, yes. The portfolio manager seeks companies that meet his selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to

 4 Janus Aspen Series
          any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Portfolio may invest and the Portfolio may at times have significant foreign exposure.

3. HOW DOES THE PORTFOLIO MANAGER DETERMINE THAT A COMPANY MAY BE UNDERVALUED?

          A company may be undervalued when, in the opinion of the portfolio manager, the company is selling for a price that is below its intrinsic worth. A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company or other factors. Such factors may provide buying opportunities at attractive prices compared to historical or market price-earnings ratios, price/free cash flow, book value, or return on equity. The portfolio manager believes that buying these securities at a price that is below its intrinsic worth may generate greater returns for the Portfolio than those obtained by paying premium prices for companies currently in favor in the market.


4. WHAT DOES "MARKET CAPITALIZATION" MEAN?



          Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. Although Equity Income Portfolio does not emphasize companies of any particular size, a Portfolio with a larger asset base are more likely to invest in larger, more established issuers.


GENERAL PORTFOLIO POLICIES

          In investing its portfolio assets, the Portfolio will follow the general policies listed below. The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of the security. So, for example, if the Portfolio exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

          CASH POSITION
          When the portfolio manager believes that market conditions are unfavorable for profitable investing, or when he is otherwise unable to locate attractive investment opportunities, the Portfolio's cash or similar investments may increase. In other words, the Portfolio does not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities. However, the portfolio manager may also temporarily increase the Portfolio's cash position to protect its assets or maintain liquidity.

          When the Portfolio's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Portfolio remained more fully invested in stocks.

          OTHER TYPES OF INVESTMENTS
          Strategic Value Portfolio invests primarily in domestic and foreign equity securities, which may include preferred stocks, common stocks, warrants and securities convertible into common or preferred stocks. The

              Investment objective, principal investment strategies and risks  5

          Portfolio may also invest to a lesser degree in other types of securities. These securities (which are described in the Glossary) may include:

          - debt securities

          - indexed/structured securities

          - high-yield/high-risk bonds (less than 35% of the Portfolio's assets)

          - options, futures, forwards, swaps and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return

          - securities purchased on a when-issued, delayed delivery or forward commitment basis

          ILLIQUID INVESTMENTS
          The Portfolio may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Portfolio's Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

          FOREIGN SECURITIES
          The Portfolio may invest without limit in foreign equity and debt securities. The Portfolio may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares, and passive foreign investment companies.

          SPECIAL SITUATIONS
          The Portfolio may invest in special situations. A special situation arises when, in the opinion of the Portfolio's manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Portfolio's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

          PORTFOLIO TURNOVER

          The Portfolio generally intends to purchase securities for long-term investment although, to a limited extent, the Portfolio may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Changes are made in the Portfolio's holdings whenever the portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.


 6 Janus Aspen Series

          Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

RISKS FOR STRATEGIC VALUE PORTFOLIO


          Because the Portfolio may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Portfolio's share price may also decrease. The Portfolio's performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings
          (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a portfolio with a small asset base. A portfolio may not experience similar performance as its assets grow.


The following questions and answers are designed to help you better understand some of the risks of investing in Strategic Value Portfolio.


1. THE PORTFOLIO MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?



          Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.



2. HOW DOES THE NONDIVERSIFIED STATUS OF STRATEGIC VALUE PORTFOLIO AFFECT ITS RISK?


          Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. A "nondiversified" portfolio has the ability to take larger positions in a smaller number of issuers. Because the appreciation or depreciation of a single stock may have a greater impact on the NAV of a nondiversified portfolio, its share price can be expected to fluctuate more than a comparable diversified portfolio. This fluctuation, if significant, may affect the performance of the Portfolio.


3. WHAT ARE THE RISKS ASSOCIATED WITH VALUE INVESTING?


          If the portfolio manager's perception of a company's worth is not realized in the time frame he expects, the overall performance of the Portfolio may suffer. In addition, if the market value of a company declines the Portfolio's performance could suffer. In general, the portfolio manager believes these risks are mitigated by investing in companies that are undervalued in the market in relation to earnings, dividends and/or assets.

              Investment objective, principal investment strategies and risks  7

4. HOW COULD THE PORTFOLIO'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS PERFORMANCE?


          The Portfolio may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Portfolio's performance may depend on issues other than the performance of a particular company. These issues include:

          - CURRENCY RISK. As long as the Portfolio holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Portfolio sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

          - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Portfolio's assets from that country.

          - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

          - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

          - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

5. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

          High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependent on credit risk, or the ability of the issuer to meet interest and principal payments, than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer.

          Please refer to the SAI for a description of bond rating categories.

6. HOW DOES THE PORTFOLIO TRY TO REDUCE RISK?


          The Portfolio may use futures, options, swaps and other derivative instruments to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Portfolio may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The portfolio manager believes the use of these instruments will benefit the Portfolio. However, the Portfolio's performance could be worse than if the Portfolio had not used such instruments if the portfolio manager's judgement proves incorrect. Risks associated with the use of derivative instruments are described in the SAI.


 8 Janus Aspen Series

                                                     Management of the portfolio

INVESTMENT ADVISER

          Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Portfolio and is responsible for the day-to-day management of the investment portfolio and other business affairs of the Portfolio.

          Janus Capital began serving as investment adviser to Janus Fund in 1970 and currently serves as investment adviser to all of the Janus retail funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

          Janus Capital furnishes continuous advice and recommendations concerning the Portfolio's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Portfolio, and may be reimbursed by the Portfolio for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Portfolio and pays the salaries, fees and expenses of all Portfolio officers and those Trustees who are affiliated with Janus Capital.

          Participating insurance companies that purchase the Portfolio's Shares may perform administrative services relating to the Portfolio and Janus Capital or the Portfolio may pay those companies for such services.

MANAGEMENT EXPENSES AND EXPENSE LIMITS

          The Portfolio pays Janus Capital a management fee which is calculated daily and paid monthly. The advisory agreement with the Portfolio spells out the management fee and other expenses that the Portfolio must pay. The Portfolio is subject to the following management fee schedule (expressed as an annual rate). In addition, the Shares of the Portfolio incur expenses not assumed by Janus Capital, including the distribution fee, transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses.

                                                           Average Daily
                                                             Net Assets        Annual Rate      Expense Limit
     Fee Schedule                                           of Portfolio      Percentage (%)    Percentage (%)
-------------------------------------------------------------------------------------------------------------------
     Strategic Value Portfolio                            All Asset Levels         0.65              1.25(1)
-------------------------------------------------------------------------------------------------------------------

(1) Janus Capital has agreed to limit the Portfolio's expenses as indicated until at least the next annual renewal of the advisory agreement. The distribution fee described on page 11 is not included in the expense limit. As noted in the fee table on page 3, however, the Portfolio's expenses without waivers are not expected to exceed the expense limit.

                                                  Management of the portfolio  9

INVESTMENT PERSONNEL

PORTFOLIO MANAGER

DAVID C. DECKER
--------------------------------------------------------------------------------

            is Executive Vice President and portfolio manager of Strategic Value Portfolio, which he has managed since inception. He is also Executive Vice President and portfolio manager of Janus Strategic Value Fund and Janus Special Situations Fund, each of which he has managed since inception and an assistant portfolio manager of Janus Fund and Growth Portfolio. He obtained a Master of Business Administration in Finance from the Fuqua School of Business at Duke University and a Bachelor of Arts in Economics and Political Science from Tufts University. Mr. Decker has earned the right to use the Chartered Financial Analyst designation.


 10 Janus Aspen Series

                                                               Other information

          CLASSES OF SHARES


          The Portfolio offers two classes of shares, one of which, the Service Shares, are offered pursuant to this prospectus. The Shares offered by this prospectus are available only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans. Institutional Shares of the Portfolio are available only in connection with investment in and payments under variable insurance contracts, as well as certain qualified retirement plans. Because the expenses of each class may differ, the performance of each class is expected to differ. If you would like additional information about the Institutional Shares, please call 1-800-525-0020.


          DISTRIBUTION FEE

          Under a distribution and service plan adopted in accordance with Rule 12b-1 under the 1940 Act, the Shares may pay Janus Distributors, Inc., the Trust's distributor, a fee at an annual rate of up to 0.25% of the average daily net assets of the Shares of the Portfolio. Under the terms of the Plan, the Trust is authorized to make payments to Janus Distributors for remittance to insurance companies and qualified plan service providers as compensation for distribution and shareholder servicing performed by such entities. Because 12b-1 fees are paid out of the Service Shares' assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

          CONFLICTS OF INTEREST

          The Trust's shares are available only to variable annuity and variable life separate accounts of insurance companies that are unaffiliated with Janus Capital and to certain qualified retirement plans. Although the Portfolio does not currently anticipate any disadvantages to owners of variable insurance contracts because the Portfolio offers its shares to such entities, there is a possibility that a material conflict may arise. The Trustees monitor events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response. If a material disadvantage or conflict occurs, the Trustees may require one or more insurance company separate accounts or qualified plans to withdraw its investments in the Portfolio or substitute Shares of another Portfolio. If this occurs, the Portfolio may be forced to sell its securities at disadvantageous prices. In addition, the Trustees may refuse to sell Shares of the Portfolio to any separate account or qualified plan or may suspend or terminate the offering of the Portfolio's Shares if such action is required by law or regulatory authority or is in the best interests of the Portfolio's shareholders. It is possible that a qualified plan investing in the Portfolio could lose its qualified plan status under the Internal Revenue Code, which could have adverse tax consequences on insurance company separate accounts investing in the Shares. Janus Capital intends to monitor such qualified plans and the Portfolio may discontinue sales to a qualified plan and require plan participants with existing investments in the Shares to redeem those investments if a plan loses (or in the opinion of Janus Capital is at risk of losing) its qualified plan status.


          DISTRIBUTION OF THE PORTFOLIO



          The Portfolio is distributed by Janus Distributors, Inc., a member of the National Association of Securities Dealers, Inc., ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc., at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.


                                                           Other information  11

Distributions and taxes

DISTRIBUTIONS

          To avoid taxation of the Portfolio, the Internal Revenue Code requires the Portfolio to distribute net income and any net gains realized on its investments annually. The Portfolio's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions.

          Each class of the Portfolio distributes substantially all of its investment income at least semi-annually and its net realized gains, if any, at least annually. All dividends and capital gains distributions from Shares of the Portfolio will automatically be reinvested into additional Shares of the Portfolio.

          HOW DISTRIBUTIONS AFFECT NAV

          Distributions are paid to shareholders as of the record date of the distribution of the Portfolio, regardless of how long the shares have been held. Undistributed income and realized gains are included in the daily NAV of the Portfolio's Shares. The Share price of the Portfolio drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, the Shares of Strategic Value Portfolio declared a dividend in the amount of $0.25 per share. If the price of Strategic Value Portfolio's Shares was $10.00 on December 30, the share price on December 31 would be $9.75, barring market fluctuations.

TAXES

          TAXES ON DISTRIBUTIONS

          Because Shares of the Portfolio may be purchased only through variable insurance contracts and qualified plans, it is anticipated that any income dividends or capital gains distributions made by the Shares of the Portfolio will be exempt from current taxation if left to accumulate within the variable insurance contract or qualified plan. Generally, withdrawals from such contracts or plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax. The tax status of your investment depends on the features of your qualified plan or variable insurance contract. Further information may be found in your plan documents or in the prospectus of the separate account offering such contract.

          TAXATION OF THE PORTFOLIO


          Dividends, interest and some gains received by the Portfolio on foreign securities may be subject to tax withholding or other foreign taxes. The Portfolio may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such election is not made, any foreign taxes paid or accrued will represent an expense to the Portfolio which will reduce its investment income.



          The Portfolio does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. In addition, because a class of shares of the Portfolio are sold in connection with variable insurance contracts, the Portfolio intends to qualify under the Internal Revenue Code with respect to the diversification requirements related to the tax-deferred status of insurance company separate accounts.


 12 Janus Aspen Series

                                                             Shareholder's guide

          INVESTORS MAY NOT PURCHASE OR REDEEM SHARES OF THE PORTFOLIO DIRECTLY. SHARES MAY BE PURCHASED OR REDEEMED ONLY THROUGH VARIABLE INSURANCE CONTRACTS OFFERED BY THE SEPARATE ACCOUNTS OF PARTICIPATING INSURANCE COMPANIES OR THROUGH QUALIFIED RETIREMENT PLANS. REFER TO THE PROSPECTUS FOR THE PARTICIPATING INSURANCE COMPANY'S SEPARATE ACCOUNT OR YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON PURCHASING OR SELLING OF VARIABLE INSURANCE CONTRACTS AND ON HOW TO SELECT THE PORTFOLIO AS AN INVESTMENT OPTION FOR A CONTRACT OR A QUALIFIED PLAN.

PRICING OF PORTFOLIO SHARES


          Investments will be processed at the NAV next determined after an order is received and accepted by the Portfolio or its agent. In order to receive a day's price, your order must be received by the close of the regular trading session of the New York Stock Exchange any day that the NYSE is open. Securities of the Portfolio are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. See the SAI for more detailed information.



          To the extent the Portfolio holds securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Portfolio does not price its shares, the NAV of the Portfolio's shares may change on days when shareholders will not be able to purchase or redeem the Portfolio's shares.


PURCHASES

          Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by qualified plans. Refer to the prospectus of the appropriate insurance company separate account or your plan documents for information on how to invest in the Shares of the Portfolio. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio's behalf.


          The Portfolio does not permit frequent trading or market timing. Excessive purchases of Portfolio Shares disrupt portfolio management and drive Portfolio expenses higher. The Portfolio reserves the right to reject any specific purchase order. Purchase orders may be refused if, in Janus Capital's opinion, they are of a size that would disrupt the management of the Portfolio. Although there is no present intention to do so, the Portfolio may discontinue sales of its shares if management and the Trustees believe that continued sales may adversely affect the Portfolio's ability to achieve its investment objective. If sales of the Portfolio's Shares are discontinued, it is expected that existing participants invested in the Portfolio would be permitted to continue to authorize investment in the Portfolio and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances. The Portfolio may discontinue sales to a qualified plan and require plan participants with existing investments in the Shares to redeem those investments if the plan loses (or in the opinion of Janus Capital, is at risk of losing) its qualified plan status.


REDEMPTIONS

          Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified plans. Please refer to the appropriate separate account prospectus or plan documents for details.

          Shares of the Portfolio may be redeemed on any business day. Redemptions are processed at the NAV next calculated after receipt and acceptance of the redemption order by the Portfolio or its agent. Redemption

                                                         Shareholder's guide  13
          proceeds will normally be wired the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.


FREQUENT TRADING



          Frequent trading of Portfolio shares in response in short-term fluctuations in the market -- also known as "market timing" -- may make it very difficult to manage the Portfolio's investments. The Portfolio does not permit frequent trading or market timing. When market timing occurs, the Portfolio may have to sell portfolio securities to have the cash necessary to redeem the market timer's shares. This can happen at a time when it is not advantageous to sell any securities, which may harm the Portfolio's performance. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because the portfolio manager cannot predict how much cash the Portfolio will have to invest. When in Janus Capital's opinion such activity would have a disruptive effect on portfolio management, the Portfolio reserves the right to refuse purchase orders and exchanges into the Portfolio by any person, group or commonly controlled account. The Portfolio may notify a market timer of rejection of a purchase or exchange order after the day the order is placed. If the Portfolio allows a market timer to trade Portfolio shares, it may require the market timer to enter into a written agreement to follow certain procedures and limitations.


SHAREHOLDER COMMUNICATIONS


          Shareholders will receive annual and semiannual reports including the financial statements of the Shares of the Portfolio that they have authorized for investment. Each report will show the investments owned by the Portfolio and the market values thereof, as well as other information about the Portfolio and its operations. The Trust's fiscal year ends December 31.


 14 Janus Aspen Series

                                                            Financial highlights


          No Financial Highlights are presented because the Portfolio did not commence operations until May 1, 2000.


                                                        Financial highlights  15

Glossary of investment terms

          This glossary provides a more detailed description of some of the types of securities and other instruments in which the Portfolio may invest. The Portfolio may invest in these instruments to the extent permitted by its investment objective and policies. The Portfolio is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus. Please refer to the SAI for a more detailed discussion of certain instruments.

I. EQUITY AND DEBT SECURITIES

          BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

          COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Portfolio may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

          COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earns dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

          CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

          DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

          DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

          FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short-and long-term government, corporate and municipal obligations that pay a specified rate of interest or coupons for a specified period of time, and preferred stock, which pays fixed dividends. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

          HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

          MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

          PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the

 16 Janus Aspen Series

          Portfolio must pay if these investments are profitable, the Portfolio may make various elections permitted by the tax laws. These elections could require that the Portfolio recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.


          PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.


          PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

          REPURCHASE AGREEMENTS involve the purchase of a security by the Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

          REVERSE REPURCHASE AGREEMENTS involve the sale of a security by the Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.


          RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.



          STANDBY COMMITMENTS are obligations purchased by the Portfolio from a dealer that give the Portfolio the option to sell a security to the dealer at a specified price.



          STEP COUPON BONDS are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.



          STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.



          TENDER OPTION BONDS are generally long-term securities that are coupled with an option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This type of security is commonly used as a means of enhancing the security's liquidity.


          U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

                                                Glossary of investment terms  17

          VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The floating rate tends to decrease the security's price sensitivity to changes in interest rates.


          WARRANTS are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price, usually at a price that is higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

          WHEN-ISSUED, DELAYED DELIVERY AND FORWARD TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Portfolio does not earn interest on such securities until settlement and bear the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.


          ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.


II. FUTURES, OPTIONS AND OTHER DERIVATIVES

          FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Portfolio may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

          FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Portfolio may buy and sell futures contracts on foreign currencies, securities and financial indices including interest rates or an index of U.S. government, foreign government, equity or fixed-income securities. The Portfolio may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

          INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e. their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Portfolio bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.


          INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).



          INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset


 18 Janus Aspen Series
          mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.


          OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Portfolio may purchase and write put and call options on securities, securities indices and foreign currencies.

                                                Glossary of investment terms  19

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

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

[JANUS LOGO]

        (800) 525-0020
        100 Fillmore Street
        Denver, Colorado 80206-4928
        janus.com



You can request other information, including a Statement of Additional Information, free of charge, by contacting your plan sponsor or visiting our Web site at janus.com. Other information is also available from financial intermediaries that sell Shares of the Portfolio.



The Statement of Additional Information provides detailed information about the Portfolio and is incorporated into this Prospectus by reference. You may review and copy information about the Portfolio (including the Portfolio's Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090). You may also obtain reports and other information about the Portfolio from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's Web site at http://www.sec.gov.



                    Investment Company Act File No. 811-7736



INSJSSRPOSV

                                         [JANUS LOGO]


                 Janus Aspen Series

                 Institutional Shares

                     Strategic Value Portfolio

                              100 Fillmore Street
                              Denver, CO 80206-4928
                              (800) 525-0020

                              Statement of Additional Information

                              May 1, 2000

                 This Statement of Additional Information expands upon and supplements the information contained in the current Prospectus for the Institutional Shares (the "Shares") of Strategic Value Portfolio. The Portfolio is a separate series of Janus Aspen Series, a Delaware business trust. The Shares are sold under the name "Janus Aspen Series." Each of these series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Portfolio is managed separately by Janus Capital Corporation.

                 The Institutional Shares of the Portfolio may be purchased only by the separate accounts of insurance companies for the purpose of funding variable life insurance policies and variable annuity contracts (collectively, "variable insurance contracts") and by certain qualified retirement plans. The Portfolio also offers a second class of shares to certain participant directed qualified plans.

                 This SAI is not a Prospectus and should be read in conjunction with the Portfolio's Prospectus dated May 1, 2000, which is incorporated by reference into this SAI and may be obtained from your insurance company or plan sponsor. This SAI contains additional and more detailed information about the Portfolio's operations and activities than the Prospectus.

    [JANUS LOGO]

                                                               Table of contents


                Classification, Portfolio Turnover, Investment Policies and
                Restrictions, and Investment Strategies and Risks...........    2
                Investment Adviser..........................................   21
                Custodian, Transfer Agent and Certain Affiliations..........   23
                Portfolio Transactions and Brokerage........................   24
                Trustees and Officers.......................................   26
                Shares of the Trust.........................................   29
                   Net Asset Value Determination............................   29
                   Purchases................................................   30
                   Redemptions..............................................   30
                Income Dividends, Capital Gains Distributions and Tax
                Status......................................................   31
                Miscellaneous Information...................................   32
                   Shares of the Trust......................................   32
                   Shareholder Meetings.....................................   32
                   Voting Rights............................................   32
                   Independent Accountants..................................   33
                   Registration Statement...................................   33
                Performance Information.....................................   34
                Appendix A..................................................   35
                   Explanation of Rating Categories.........................   35

Classification, portfolio turnover, investment policies
                and restrictions, and investment
                strategies and risks

CLASSIFICATION

          The Portfolio is a series of the Trust, an open-end, management investment company. The Investment Company Act of 1940 ("1940 Act") classifies mutual funds as either diversified or nondiversified, and the Portfolio is a nondiversified fund.

PORTFOLIO TURNOVER

          The Prospectus includes a discussion of portfolio turnover policies. Portfolio turnover is calculated by dividing total purchases or sales, whichever is less, by the average monthly value of the Portfolio's securities.

INVESTMENT POLICIES AND RESTRICTIONS

          The Portfolio is subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of (i) more than 50% of the outstanding voting securities of the Trust (or the Portfolio or class of shares if a matter affects just the Portfolio or class of shares), or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or the Portfolio or class of shares) are present or represented by proxy. As fundamental policies, the Portfolio may not:

          (1) Own more than 10% of the outstanding voting securities of any one issuer and, as to fifty percent (50%) of the value of its total assets, purchase the securities of any one issuer (except cash items and "government securities" as defined under the Investment Company Act of 1940, as amended, if immediately after and as a result of such purchase, the value of the holdings of the Portfolio in the securities of such issuer exceeds 5% of the value of the Portfolio's total assets. With respect to the other 50% of the value of its total assets, the Portfolio may invest in the securities of as few as two issuers.

          (2) Invest 25% or more of the value of their respective total assets in any particular industry (other than U.S. government securities).

          (3) Invest directly in real estate or interests in real estate; however, the Portfolio may own debt or equity securities issued by companies engaged in those businesses.

          (4) Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this limitation shall not prevent the Portfolio from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

          (5) Lend any security or make any other loan if, as a result, more than 25% of the Portfolio's total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements).

          (6) Act as an underwriter of securities issued by others, except to the extent that a Portfolio may be deemed an underwriter in connection with the disposition of its portfolio securities.

          As a fundamental policy, the Portfolio may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and limitations as the Portfolio.

          The Trustees have adopted additional investment restrictions for the Portfolio. These restrictions are operating policies of the Portfolio and may be changed by the Trustees without shareholder approval. The additional investment restrictions adopted by the Trustees to date include the following:

          (a) The Portfolio will not (i) enter into any futures contracts and related options for purposes other than bona fide hedging transactions within the meaning of Commodity Futures Trading Commission ("CFTC") regulations if the aggregate initial margin and premiums required to establish positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions will exceed 5% of the fair market value of the Portfolio's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into; and (ii) enter into any futures contracts if the aggregate amount of the Portfolio's commitments under outstanding futures contracts positions would exceed the market value of its total assets.

          (b) The Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefor, and provided that transactions in futures, options, swaps and forward contracts are not deemed to constitute selling securities short.

          (c) The Portfolio does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in futures, options, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.

          (d) The Portfolio may not mortgage or pledge any securities owned or held by the Portfolio in amounts that exceed, in the aggregate, 15% of that Portfolio's net asset value, provided that this limitation does not apply to reverse repurchase agreements, deposits of assets to margin, guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

          (e) The Portfolio may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 25% of the value of its respective total assets (including the amount borrowed) less liabilities (other than borrowings). If borrowings exceed 25% of the value of a Portfolio's total assets by reason of a decline in net assets, the Portfolio will reduce its borrowings within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements, deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

          (f) The Portfolio does not currently intend to purchase any security or enter into a repurchase agreement, if as a result, more than 15% of their respective net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Trustees, or the Portfolio's investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"), or any successor to such rule, Section 4(2) commercial paper and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

          (g) The Portfolio may not invest in companies for the purpose of exercising control of management.

          Under the terms of an exemptive order received from the Securities and Exchange Commission ("SEC"), the Portfolio may borrow money from or lend money to other funds that permit such transactions and for which Janus Capital serves as investment adviser. All such borrowing and lending will be subject to the above limits. The Portfolio will borrow money through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. The Portfolio will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The Portfolio may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Portfolio could result in a lost investment opportunity or additional borrowing costs.

          For purposes of the Portfolio's restriction on investing in a particular industry, the Portfolios will rely primarily on industry classifications as published by Bloomberg L.P. To the extent that Bloomberg L.P. industry classifications are so broad that the primary economic characteristics in a single industry are materially different, the Portfolio may further classify issuers in accordance with industry classifications as published by the SEC.

INVESTMENT STRATEGIES AND RISKS

Cash Position

          As discussed in the Prospectus, when the portfolio manager believes that market conditions are unfavorable for profitable investing, or when he is otherwise unable to locate attractive investment opportunities, the Portfolio's investment in cash and similar investments may increase. Securities that the Portfolio may invest in as a means of receiving a return on idle cash include commercial paper, certificates of deposit, repurchase agreements or other short-term debt obligations. The Portfolio may also invest in money market funds, including funds managed by Janus Capital. (See "Investment Company Securities" on page 7).

Illiquid Investments

          The Portfolio may invest up to 15% of its net assets in illiquid investments (i.e., securities that are not readily marketable). The Trustees have authorized Janus Capital to make liquidity determinations with respect to certain securities, including Rule 144A Securities, commercial paper and municipal lease obligations purchased by the Portfolio. Under the guidelines established by the Trustees, Janus Capital will consider the following factors: (1) the frequency of trades and quoted prices for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer. In the case of commercial paper, Janus Capital will also consider whether the paper is traded flat or in default as to principal and interest and any ratings of the paper by a nationally recognized statistical rating organization ("NRSRO"). A foreign security that may be freely traded on or through the facilities of an offshore exchange or other established offshore securities market is not deemed to be a restricted security subject to these procedures.

          If illiquid securities exceed 15% of the Portfolio's net assets after the time of purchase the Portfolio will take steps to reduce in an orderly fashion its holdings of illiquid securities. Because illiquid securities may not be readily marketable, the portfolio manager may not be able to dispose of them in a timely manner. As a result, the Portfolio may be forced to hold illiquid securities while their price depreciates. Depreciation in the price of illiquid securities may cause the net asset value of the Portfolio to decline.

Securities Lending

          The Portfolio may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. The Portfolio may seek to earn additional income through securities lending. Since there is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially, securities lending will only be made to parties that Janus Capital deems creditworthy and in good standing. In addition, such loans will only be made if Janus Capital believes the benefit from granting such loans justifies the risk. The Portfolio will not have the right to vote on securities while they are being lent, but they will call a loan in anticipation of any important vote. All loans will be continuously secured by collateral which consists of cash, U.S. government securities, letters of credit and such other collateral permitted by the Securities and Exchange Commission and policies approved by the Trustees. Cash collateral may be invested in money market funds advised by Janus Capital to the extent consistent with exemptive relief obtained from the SEC.

Short Sales

          The Portfolio may engage in "short sales against the box." This technique involves selling either a security that the Portfolio owns, or a security equivalent in kind and amount to the security sold short that the Portfolio has the right to obtain, for delivery at a specified date in the future. The Portfolio may enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities. If the value of the securities sold short increases prior to the scheduled delivery date, the Portfolio loses the opportunity to participate in the gain.


Zero Coupon, Step Coupon and Pay-In-Kind Securities


          The Portfolio may invest up to 10% of its assets in zero coupon, pay-in-kind and step coupon securities. Zero coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Pay-in-kind bonds normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

          Current federal income tax law requires holders of zero coupon securities and step coupon securities to report the portion of the original issue discount on such securities that accrues during a given year as interest income, even though the holders receive no cash payments of interest during the year. In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986 and the regulations thereunder (the "Code"), the Portfolio must distribute its investment company taxable income, including the original issue discount accrued on zero coupon or step coupon bonds. Because the Portfolio will not receive cash payments on a current basis in respect of accrued original-issue discount on zero coupon bonds or step coupon bonds during the period before interest payments begin, in some years the Portfolio may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Code. The Portfolio might obtain such cash from selling other portfolio holdings which might cause the Portfolio to incur capital gains or losses on the sale. Additionally, these actions are likely to reduce the assets to which Portfolio expenses could be allocated and to reduce the rate of return for the Portfolio. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for a Portfolio to sell the securities at the time.

          Generally, the market prices of zero coupon, step coupon and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

Pass-Through Securities

          The Portfolio may invest in various types of pass-through securities, such as mortgage-backed securities, asset-backed securities and participation interests. A pass-through security is a share or certificate of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser of a pass-through security receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary which are passed through to purchasers, such as the Portfolio. The most common type of pass-through securities are mortgage-backed securities. Government National Mortgage Association ("GNMA") Certificates are mortgage-backed securities that evidence an undivided interest in a pool of mortgage loans. GNMA Certificates differ from bonds in that principal is paid back monthly by the borrowers over the term of the loan rather than returned in a lump sum at maturity. The Portfolio will generally purchase "modified pass-through" GNMA Certificates, which entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool, net of fees paid to the "issuer" and GNMA, regardless of whether or not the mortgagor actually makes the payment. GNMA Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. government.

          The Federal Home Loan Mortgage Corporation ("FHLMC") issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owned on the underlying pool. FHLMC guarantees timely payments of interest on PCs and the full return of principal. GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semiannually and return principal once a year in guaranteed minimum payments. This type of security is guaranteed by FHLMC as to timely payment of principal and interest but it is not guaranteed by the full faith and credit of the U.S. government.

          The Federal National Mortgage Association ("FNMA") issues guaranteed mortgage pass-through certificates ("FNMA Certificates"). FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owned on the underlying pool. This type of security is guaranteed by FNMA as to timely payment of principal and interest but it is not guaranteed by the full faith and credit of the U.S. government.

          Except for GMCs, each of the mortgage-backed securities described above is characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders (such as the Portfolio), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the security holders frequently receive prepayments of principal in addition to the principal that is part of the regular monthly payments. The portfolio manager will consider estimated prepayment rates in calculating the average-weighted maturity of the Portfolio. A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. This means that in times of declining interest rates, higher yielding mortgage-backed securities held by the Portfolio might be converted to cash and the Portfolio will be forced to accept lower interest rates when that cash is used to purchase additional

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

          securities in the mortgage-backed securities sector or in other investment sectors. Additionally, prepayments during such periods will limit the Portfolio's ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepayment.

          Asset-backed securities represent interests in pools of consumer loans and are backed by paper or accounts receivables originated by banks, credit card companies or other providers of credit. Generally, the originating bank or credit provider is neither the obligor nor the guarantor of the security, and interest and principal payments ultimately depend upon payment of the underlying loans by individuals. Tax-exempt asset-backed securities include units of beneficial interests in pools of purchase contracts, financing leases, and sales agreements that may be created when a municipality enters into an installment purchase contract or lease with a vendor. Such securities may be secured by the assets purchased or leased by the municipality; however, if the municipality stops making payments, there generally will be no recourse against the vendor. The market for tax-exempt asset-backed securities is still relatively new. These obligations are likely to involve unscheduled prepayments of principal.

Investment Company Securities

          From time to time, the Portfolio may invest in securities of other investment companies, subject to the provisions of Section 12(d)(1) of the 1940 Act. The Portfolio may invest in securities of money market funds managed by Janus Capital in excess of the limitations of Section 12(d)(1) under the terms of an SEC exemptive order obtained by Janus Capital and the Janus funds.

Depositary Receipts

          The Portfolio may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. The Portfolio may also invest in European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and in other similar instruments representing securities of foreign companies. EDRs and GDRs are securities that are typically issued by foreign banks or foreign trust companies, although U.S. banks or U.S. trust companies may issue them. EDRs and GDRs represent ownership of underlying securities issued by a foreign or U.S. securities market. EDRs and GDRs are similar to the arrangements of ADRs. EDRs, in bearer form, are designed for use in European securities markets.

          Depositary Receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as, currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency. The risks of foreign investing are addressed in some detail in the Portfolio's prospectus.

Municipal Obligations

          The Portfolio may invest in municipal obligations issued by states, territories and possessions of the United States and the District of Columbia. The value of municipal obligations can be affected by changes in their actual or perceived credit quality. The credit quality of municipal obligations can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer's future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the security is issued, and the liquidity of the security. Because municipal securities are generally traded over-the-counter, the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security. The liquidity of some municipal obligations may be enhanced by demand features, which would enable the Portfolio to demand payment on short notice from the issuer or a financial intermediary.

Other Income-Producing Securities

          Other types of income producing securities that the Portfolio may purchase include, but are not limited to, the following types of securities:

          VARIABLE AND FLOATING RATE OBLIGATIONS. These types of securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The floating rate tends to decrease the security's price sensitivity to changes in interest rates. These types of securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). See also "Inverse Floaters."

          In order to most effectively use these investments, the portfolio manager must correctly assess probable movements in interest rates. This involves different skills than those used to select most portfolio securities. If the portfolio manager incorrectly forecasts such movements, the Portfolio could be adversely affected by the use of variable or floating rate obligations.

          STANDBY COMMITMENTS. These instruments, which are similar to a put, give the Portfolio the option to obligate a broker, dealer or bank to repurchase a security held by the Portfolio at a specified price.

          TENDER OPTION BONDS. Tender option bonds are generally long-term securities that are coupled with the option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This type of security is commonly used as a means of enhancing the security's liquidity.

          INVERSE FLOATERS. Inverse floaters are debt instruments whose interest bears an inverse relationship to the interest rate on another security. The Portfolio will not invest more than 5% of its assets in inverse floaters. Similar to variable and floating rate obligations, effective use of inverse floaters requires skills different from those needed to select most portfolio securities. If movements in interest rates are incorrectly anticipated, the Portfolio could lose money or its NAV could decline by the use of inverse floaters.

          STRIP BONDS. Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

          The Portfolio will purchase standby commitments, tender option bonds and instruments with demand features primarily for the purpose of increasing the liquidity of its holdings.

High-Yield/High-Risk Bonds

          The Portfolio intends to invest less than 35% of its net assets in bonds that are rated below investment grade (e.g., bonds rated BB or lower by Standard & Poor's Ratings Services or Ba or lower by Moody's Investors Service, Inc.). Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, the

          Portfolio would experience a reduction in its income, and could expect a decline in the market value of the bonds so affected.

          The Portfolio may also invest in unrated bonds of foreign and domestic issuers. Unrated bonds, while not necessarily of lower quality than rated bonds, may not have as broad a market. Sovereign debt of foreign governments is generally rated by country. Because these ratings do not take into account individual factors relevant to each issue and may not be updated regularly, Janus Capital may treat such securities as unrated debt. Because of the size and perceived demand of the issue, among other factors, certain municipalities may not incur the costs of obtaining a rating. The Portfolio's manager will analyze the creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the bond, in determining whether to purchase unrated municipal bonds. Unrated bonds will be included in the 35% limit of the Portfolio unless the portfolio manager deems such securities to be the equivalent of investment grade bonds.

          Subject to the above limits, the Portfolio may purchase defaulted securities only when its portfolio manager believes, based upon analysis of the financial condition, results of operations and economic outlook of an issuer, that there is potential for resumption of income payments and that the securities offer an unusual opportunity for capital appreciation. Notwithstanding the portfolio manager's belief about the resumption of income, however, the purchase of any security on which payment of interest or dividends is suspended involves a high degree of risk. Such risk includes, among other things, the following:

          FINANCIAL AND MARKET RISKS. Investments in securities that are in default involve a high degree of financial and market risks that can result in substantial or, at times, even total losses. Issuers of defaulted securities may have substantial capital needs and may become involved in bankruptcy or reorganization proceedings. Among the problems involved in investments in such issuers is the fact that it may be difficult to obtain information about the condition of such issuers. The market prices of such securities also are subject to abrupt and erratic movements and above average price volatility, and the spread between the bid and asked prices of such securities may be greater than normally expected.

          DISPOSITION OF PORTFOLIO SECURITIES. Although the Portfolio generally will purchase securities for which its portfolio manager expects an active market to be maintained, defaulted securities may be less actively traded than other securities and it may be difficult to dispose of substantial holdings of such securities at prevailing market prices. The Portfolio will limit holdings of any such securities to amounts that the portfolio manager believes could be readily sold, and holdings of such securities would, in any event, be limited so as not to limit the Portfolio's ability to readily dispose of securities to meet redemptions.

          OTHER. Defaulted securities require active monitoring and may, at times, require participation in bankruptcy or receivership proceedings on behalf of the Portfolio.

Repurchase and Reverse Repurchase Agreements

          In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price consists of the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or "collateral." A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause the Portfolio to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, the Portfolio may encounter delays and incur costs in liquidating the underlying security. Repurchase agreements that mature in more than seven days are subject to the 15% limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Portfolio to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by Janus Capital.

          The Portfolio may use reverse repurchase agreements to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. In a reverse repurchase agreement, the Portfolio sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the Portfolio will maintain cash and appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. The Portfolio will enter into reverse repurchase agreements only with parties that Janus Capital deems creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on the Portfolio, although the Portfolio's intent to segregate assets in the amount of the reverse repurchase agreement minimizes this effect.

Futures, Options and Other Derivative Instruments

          FUTURES CONTRACTS. The Portfolio may enter into contracts for the purchase or sale for future delivery of fixed-income securities, foreign currencies or contracts based on financial indices, including indices of U.S. government securities, foreign government securities, equity or fixed-income securities. U.S. futures contracts are traded on exchanges which have been designated "contract markets" by the CFTC and must be executed through a futures commission merchant ("FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

          The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and may be maintained in cash or certain other liquid assets by the Portfolio's custodian or subcustodian for the benefit of the FCM. Initial margin payments are similar to good faith deposits or performance bonds. Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of the Portfolio's investment limitations. If the value of either party's position declines, that party will be required to make additional "variation margin" payments for the benefit of the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of the Portfolio, the Portfolio may be entitled to return of margin owed to the Portfolio only in proportion to the amount received by the FCM's other customers. Janus Capital will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the Portfolio does business and by depositing margin payments in a segregated account with the Portfolio's custodian.

          The Portfolio intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets. The Portfolio will use futures contracts and related options primarily for bona fide hedging purposes within the meaning of CFTC regulations. To the extent that the Portfolio holds positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions, the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the Portfolio's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.

          Although the Portfolio will segregate cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets would be available to the Portfolio immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because the Portfolio's cash that may otherwise be invested would be held uninvested or invested in other liquid assets so long as the futures position remains open, the Portfolio's return could be diminished due to the opportunity losses of foregoing other potential investments.

          A Portfolio's primary purpose in entering into futures contracts is to protect the Portfolio from fluctuations in the value of securities or interest rates without actually buying or selling the underlying debt or equity security. For example, if the Portfolio anticipates an increase in the price of stocks, and it intends to purchase stocks at a later time, the Portfolio could enter into a futures contract to purchase a stock index as a temporary substitute for stock purchases. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts will increase, thereby serving as a hedge against the Portfolio not participating in a market advance. This technique is sometimes known as an anticipatory hedge. To the extent the Portfolio enters into futures contracts for this purpose, the segregated assets maintained to cover the Portfolio's obligations with respect to the futures contracts will consist of liquid assets from its portfolio in an amount equal to the difference between the contract price and the aggregate value of the initial and variation margin payments made by the Portfolio with respect to the futures contracts. Conversely, if the Portfolio holds stocks and seeks to protect itself from a decrease in stock prices, the Portfolio might sell stock index futures contracts, thereby hoping to offset the potential decline in the value of its portfolio securities by a corresponding increase in the value of the futures contract position. The Portfolio could protect against a decline in stock prices by selling portfolio securities and investing in money market instruments, but the use of futures contracts enables it to maintain a defensive position without having to sell portfolio securities.

          If the Portfolio owns bonds and the portfolio manager expects interest rates to increase, the Portfolio may take a short position in interest rate futures contracts. Taking such a position would have much the same effect as the Portfolio selling bonds in its portfolio. If interest rates increase as anticipated, the value of the bonds would decline, but the value of the Portfolio's interest rate futures contract will increase, thereby keeping the net asset value of the Portfolio from declining as much as it may have otherwise. If, on the other hand, the portfolio manager expects interest rates to decline, the Portfolio may take a long position in interest rate futures contracts in anticipation of later closing out the futures position and purchasing the bonds. Although the Portfolio can accomplish similar results by buying securities with long maturities and selling securities with short maturities, given the greater liquidity of the futures market than the cash market, it may be possible to accomplish the same result more easily and more quickly by using futures contracts as an investment tool to reduce risk.

          The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery of the instrument underlying a futures contract. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by the portfolio manager still may not result in a successful use of futures.

          Futures contracts entail risks. Although the Portfolio believes that use of such contracts will benefit the Portfolio, the Portfolio's overall performance could be worse than if the Portfolio had not entered into futures contracts if the portfolio manager's investment judgement proves incorrect. For example, if the Portfolio has hedged against the effects of a possible decrease in prices of securities held in its portfolio and prices increase instead, the Portfolio will lose part or all of the benefit of the increased value of these securities because of offsetting losses in its futures positions. In addition, if the Portfolio has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to the Portfolio.

          The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to the Portfolio will not match exactly the Portfolio's current or potential investments. The Portfolio may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests - for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities - which involves a risk that the futures position will not correlate precisely with the performance of the Portfolio's investments.

          Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with the Portfolio's investments. Futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between the Portfolio's investments and its futures positions also may result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. The Portfolio may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in the Portfolio's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in the Portfolio's other investments.

          Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for the Portfolio to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the Portfolio may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, the Portfolio's access to other assets held to cover its futures positions also could be impaired.

          OPTIONS ON FUTURES CONTRACTS. The Portfolio may buy and write put and call options on futures contracts. An option on a future gives the Portfolio the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, when the Portfolio is not fully invested it may buy a call option on a futures contract to hedge against a market advance.

          The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the option is below the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Portfolio's holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Portfolio is considering buying. If a call or put option the Portfolio has written is exercised, the Portfolio will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between the change in the value of its portfolio securities and changes in the value of the futures positions, the Portfolio's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

          The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, the Portfolio may buy a put option on a futures contract to hedge its portfolio against the risk of falling prices or rising interest rates.

          The amount of risk the Portfolio assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

          FORWARD CONTRACTS. A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified amount for the assets at the time of delivery. The Portfolio may enter into forward contracts to purchase and sell government securities, equity or income securities, foreign currencies or other financial instruments. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.

          The following discussion summarizes the Portfolio's principal uses of forward foreign currency exchange contracts ("forward currency contracts"). The Portfolio may enter into forward currency contracts with stated contract values of up to the value of the Portfolio's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency). The Portfolio will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price for securities it has agreed to buy or sell ("transaction hedge"). The Portfolio also may hedge some or all of its investments denominated in a foreign currency or exposed to foreign currency fluctuations against a decline in the value of that currency relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate or exceed the performance of that currency relative to the U.S. dollar) approximating the value of some or all of its portfolio securities denominated in that currency ("position hedge") or by participating in options or futures contracts with respect to the currency. The Portfolio also may enter into a forward currency contract with respect to a currency where the Portfolio is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge"). In any of these circumstances the Portfolio may, alternatively, enter into a forward currency contract to purchase or sell one foreign currency for a second currency that is expected to perform more favorably relative to the U.S. dollar if the portfolio manager believes there is a reasonable degree of correlation between movements in the two currencies ("cross-hedge").

          These types of hedging minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on the Portfolio's foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting the Portfolio's currency exposure from one foreign currency to another removes the Portfolio's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to the Portfolio if its portfolio manager's projection of future exchange rates is inaccurate. Proxy hedges and cross-hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which hedged securities are denominated. Unforeseen changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts.

          The Portfolio will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in or whose value is tied to the currency underlying the forward contract or the currency being hedged. To the extent that the Portfolio is not able to cover its forward currency positions with underlying portfolio securities, the Portfolio's custodian will segregate cash or other liquid assets having a value equal to the aggregate amount of the Portfolio's commitments under forward contracts entered into with respect to position hedges, cross-hedges and anticipatory hedges. If the value of the securities used to cover a position or the value of segregated assets declines, the Portfolio will find alternative cover or segregate additional cash or other liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of the Portfolio's commitments with respect to such contracts. As an alternative to segregating assets, the Portfolio may buy call options permitting the Portfolio to buy the amount of foreign currency being hedged by a forward sale contract or the Portfolio may buy put options permitting it to sell the amount of foreign currency subject to a forward buy contract.

          While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Portfolio's ability to utilize forward contracts may be restricted. In addition, the Portfolio may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Portfolio assets.

          OPTIONS ON FOREIGN CURRENCIES. The Portfolio may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Portfolio may buy put options on the foreign currency. If the value of the currency declines, the Portfolio will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio.

          Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Portfolio may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Portfolio from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent projected, the Portfolio could sustain losses on transactions in foreign currency options that would require the Portfolio to forego a portion or all of the benefits of advantageous changes in those rates.

          The Portfolio may also write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, the Portfolio could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the decline in value of portfolio securities will be offset by the amount of the premium received.

          Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, the Portfolio could write a put option on the relevant currency which, if rates move in the manner projected, should expire unexercised and allow the Portfolio to hedge the increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and the Portfolio would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Portfolio also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

          The Portfolio may write covered call options on foreign currencies. A call option written on a foreign currency by the Portfolio is "covered" if the Portfolio owns the foreign currency underlying the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currencies held in its portfolio. A call option is also covered if the Portfolio has a call on the same foreign currency in the same principal amount as the call written if the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written, if the difference is maintained by the Portfolio in cash or other liquid assets in a segregated account with the Portfolio's custodian.

          The Portfolio also may write call options on foreign currencies for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which the Portfolio owns or has the right to acquire and which is denominated in the currency underlying the option. Call options on foreign currencies which are entered into for cross-hedging purposes are not covered. However, in such circumstances, the Portfolio will collateralize the option by segregating cash or other liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

          OPTIONS ON SECURITIES. In an effort to increase current income and to reduce fluctuations in net asset value, the Portfolio may write covered put and call options and buy put and call options on securities that are traded on United States and foreign securities exchanges and over-the-counter. The Portfolio may write and buy options on the same types of securities that the Portfolio may purchase directly.

          A put option written by the Portfolio is "covered" if the Portfolio
          (i) segregates cash not available for investment or other liquid assets with a value equal to the exercise price of the put with the Portfolio's custodian or (ii) holds a put on the same security and in the same principal amount as the put written and the exercise price of the put held is equal to or greater than the exercise price of the put written. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand and interest rates.

          A call option written by the Portfolio is "covered" if the Portfolio owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by the Portfolio's custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if the Portfolio holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by the Portfolio in cash and other liquid assets in a segregated account with its custodian.

          The Portfolio also may write call options that are not covered for cross-hedging purposes. The Portfolio collateralizes its obligation under a written call option for cross-hedging purposes by segregating cash or other liquid assets in an amount not less than the market value of the underlying security, marked-to-market daily. The Portfolio would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option and its portfolio manager believes that writing the option would achieve the desired hedge.

          The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or bought, in the case of a put option, since with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the then market value of the underlying security.

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

          The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

          In the case of a written call option, effecting a closing transaction will permit the Portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both. In the case of a written put option, such transaction will permit the Portfolio to write another put option to the extent that the exercise price is secured by deposited liquid assets. Effecting a closing transaction also will permit the Portfolio to use the cash or proceeds from the concurrent sale of any securities subject to the option for other investments. If the Portfolio desires to sell a particular security from its portfolio on which it has written a call option, the Portfolio will effect a closing transaction prior to or concurrent with the sale of the security.

          The Portfolio will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option. The Portfolio will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market of a call option generally will reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Portfolio.

          An option position may be closed out only where a secondary market for an option of the same series exists. If a secondary market does not exist, the Portfolio may not be able to effect closing transactions in particular options and the Portfolio would have to exercise the options in order to realize any profit. If the Portfolio is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. The absence of a liquid secondary market may be due to the following: (i) insufficient trading interest in certain options, (ii) restrictions imposed by a national securities exchange ("Exchange") on which the option is traded on opening or closing transactions or both, (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities, (iv) unusual or unforeseen circumstances that interrupt normal operations on an Exchange, (v) the facilities of an Exchange or of the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume, or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

          The Portfolio may write options in connection with buy-and-write transactions. In other words, the Portfolio may buy a security and then write a call option against that security. The exercise price of such call will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, the Portfolio's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the Portfolio's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset by the amount of premium received.

          The writing of covered put options is similar in terms of risk and return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Portfolio's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Portfolio may elect to close the position or take delivery of the security at the exercise price and the Portfolio's return will be the premium received from the put options minus the amount by which the market price of the security is below the exercise price.

          The Portfolio may buy put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Portfolio will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

          The Portfolio may buy call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Portfolio upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Portfolio.

          EURODOLLAR INSTRUMENTS. The Portfolio may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Portfolio might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

          SWAPS AND SWAP-RELATED PRODUCTS. The Portfolio may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Portfolio's obligations over its entitlement with respect to each interest rate swap will be calculated on a daily basis and an amount of cash or other liquid assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Portfolio's custodian. If the Portfolio enters into an interest rate swap on other than a net basis, it would maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap. The Portfolio will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated

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

          in one of the three highest rating categories of at least one NRSRO at the time of entering into such transaction. Janus Capital will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, the Portfolio will have contractual remedies pursuant to the agreements related to the transaction.

          The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Janus Capital has determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent the Portfolio sells (i.e., writes) caps and floors, it will segregate cash or other liquid assets having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of its obligations with respect to any caps or floors.

          There is no limit on the amount of interest rate swap transactions that may be entered into by the Portfolio. These transactions may in some instances involve the delivery of securities or other underlying assets by the Portfolio or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the payments that the Portfolio is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, the Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. The Portfolio may buy and sell (i.e., write) caps and floors without limitation, subject to the segregation requirement described above.

          ADDITIONAL RISKS OF OPTIONS ON FOREIGN CURRENCIES, FORWARD CONTRACTS AND FOREIGN INSTRUMENTS. Unlike transactions entered into by the Portfolio in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain Exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to Exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.

          Options on foreign currencies traded on Exchanges are within the jurisdiction of the SEC, as are other securities traded on Exchanges. As a result, many of the protections provided to traders on organized Exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on an Exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on an Exchange may be more readily available than in the over-the-counter market, potentially permitting the Portfolio to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

          The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

          In addition, options on U.S. government securities, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Portfolio's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) low trading volume.

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
Investment adviser

          As stated in the Prospectus, the Portfolio has an Investment Advisory Agreement with Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928. The Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Portfolio's investments, provide office space for the Portfolio, and pay the salaries, fees and expenses of all Portfolio officers and of those Trustees who are affiliated with Janus Capital. Janus Capital also may make payments to selected broker-dealer firms or institutions which were instrumental in the acquisition of shareholders for the Portfolio or other Janus Funds or which perform recordkeeping or other services with respect to shareholder accounts. The minimum aggregate size required for eligibility for such payments, and the factors in selecting the broker-dealer firms and institutions to which they will be made, are determined from time to time by Janus Capital. Janus Capital is also authorized to perform the management and administrative services necessary for the operation of the Portfolio.

          The Portfolio pays custodian and transfer agent fees and expenses, brokerage commissions and dealer spreads and other expenses in connection with the execution of portfolio transactions, legal and accounting expenses, interest and taxes, registration fees, expenses of shareholders' meetings and reports to shareholders, fees and expenses of Portfolio Trustees who are not affiliated with Janus Capital and other costs of complying with applicable laws regulating the sale of Portfolio shares. Pursuant to the Advisory Agreement, Janus Capital furnishes certain other services, including net asset value determination, portfolio accounting and recordkeeping, for which the Portfolio may reimburse Janus Capital for its costs.

          The Portfolio has agreed to compensate Janus Capital for its services by the monthly payment of a fee at the annual rate of 0.65% of the Portfolio's average daily net assets.


          Janus Capital has agreed to reimburse Strategic Value Portfolio by the amount, if any, that such Portfolio's normal operating expenses in any fiscal year, including the investment advisory fee but excluding brokerage commissions, interest, taxes and extraordinary expenses, exceed an annual rate of 1.25% of the average daily net assets of the Portfolio until at least the next annual renewal of the advisory agreements. Mortality risk, expense risk and other charges imposed by participating insurance companies are excluded from the above expense limitation.


          The Advisory Agreement is dated December 14, 1999 and will continue in effect until July 1, 2001, and thereafter from year to year so long as such continuance is approved annually by a majority of the Portfolio's Trustees who are not parties to the Advisory Agreements or interested persons of any such party, and by either a majority of the outstanding voting shares or the Trustees of the Portfolio. The Advisory Agreement
          (i) may be terminated without the payment of any penalty by the Portfolio or Janus Capital on 60 days' written notice; (ii) terminates automatically in the event of its assignment; and (iii) generally, may not be amended without the approval by vote of a majority of the Trustees of the Portfolio, including the Trustees who are not interested persons of the Portfolio or Janus Capital and, to the extent required by the 1940 Act, the vote of a majority of the outstanding voting securities of the Portfolio.

          Janus Capital acts as sub-adviser for a number of private-label mutual funds and provides separate account advisor services for institutional accounts. Investment decisions for each account managed by Janus Capital, including the Portfolio, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account. Pursuant to an exemptive order granted by the SEC, the Portfolio and other portfolios advised by Janus Capital may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating portfolios on a pro rata basis.


          Kansas City Southern Industries, Inc. ("KCSI"), indirectly through its wholly owned subsidiary, Stilwell Financial Inc., owns approximately 81% of the outstanding voting stock of Janus Capital. KCSI is a publicly traded holding company whose primary subsidiaries are engaged in transportation, information processing and financial services. Thomas H. Bailey, President and Chairman of the Board of Janus Capital, owns approximately 12% of Janus Capital's voting stock and, by agreement with KCSI, selects at least a majority of Janus Capital's Board, subject to the approval of Stilwell Financial, which cannot be unreasonably withheld.


          KCSI has announced its intention to separate its transportation and financial services businesses. KCSI anticipates the separation to be completed in the first half of 2000.

          Each account managed by Janus Capital has its own investment objective and policies and is managed accordingly by a particular portfolio manager or team of portfolio managers. As a result, from time to time two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.

          The portfolio manager is not permitted to purchase and sell securities for his own accounts except under the limited exceptions contained in the Portfolio's Code of Ethics ("Code"). The Portfolio's Code of Ethics is on file with and available from the SEC through the SEC Web site at www.sec.gov. The Code applies to Directors/Trustees of Janus Capital and the Portfolio, and employees of Janus Capital and the Trust and requires investment personnel and officers of Janus Capital, inside Directors/Trustees of Janus Capital and the Portfolio and certain other designated employees deemed to have access to current trading information to pre-clear all transactions in securities not otherwise exempt under the Code. Requests for trading authorization will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Code or would be deemed to adversely affect any transaction known to be under consideration for or to have been effected on behalf of any client account, including the Portfolio.

          In addition to the pre-clearance requirement described above, the Code subjects such personnel to various trading restrictions and reporting obligations. All reportable transactions are required to be reviewed for compliance with the Code. Those persons also may be required under certain circumstances to forfeit their profits made from personal trading.

          The provisions of the Code are administered by and subject to exceptions authorized by Janus Capital.

Custodian, transfer agent and certain affiliations

          State Street Bank and Trust Company, P.O. Box 0351, Boston, Massachusetts 02117-0351 is the custodian of the domestic securities and cash of the Portfolio. State Street and the foreign subcustodians it selects, have custody of the assets of the Portfolio held outside the U.S. and cash incidental thereto. The custodian and subcustodian hold the Portfolio's assets in safekeeping and collect and remit the income thereon, subject to the instructions of the Portfolio.

          Janus Service Corporation, P.O. Box 173375, Denver, Colorado 80217-3375, a wholly-owned subsidiary of Janus Capital, is the Portfolio's transfer agent. In addition, Janus Service provides certain other administrative, recordkeeping and shareholder relations services to the Portfolio. Janus Service is not compensated for its services related to the Shares, except for out-of-pocket costs.


          The Portfolio pays DST Systems, Inc., a subsidiary of KCSI, license fees at the annual rate of $3.06 per shareholder account for the use of DST's shareholder accounting system. The Portfolio also pays DST $1.10 per closed shareholder account. The Portfolio pays DST for the use of its portfolio and fund accounting system a monthly base fee of $250 to $1,250 per month based on the number of Janus funds using the system and an asset charge of $1 per million dollars of net assets (not to exceed $500 per month).


          The Trustees have authorized the Portfolio to use another affiliate of DST as introducing broker for certain Portfolio transactions as a means to reduce Portfolio expenses through credits against the charges of DST and its affiliates with regard to commissions earned by such affiliate. See "Portfolio Transactions and Brokerage."

          Janus Distributors, Inc., 100 Fillmore Street, Denver, Colorado 80206-4928, a wholly-owned subsidiary of Janus Capital, is a distributor of the Portfolio. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.

Portfolio transactions and brokerage

          Decisions as to the assignment of portfolio business for the Portfolio and negotiation of its commission rates are made by Janus Capital, whose policy is to obtain the "best execution" (prompt and reliable execution at the most favorable security price) of all portfolio transactions. The Portfolio may trade foreign securities in foreign countries because the best available market for these securities is often on foreign exchanges. In transactions on foreign stock exchanges, brokers' commissions are frequently fixed and are often higher than in the United States, where commissions are negotiated.

          In selecting brokers and dealers and in negotiating commissions, Janus Capital considers a number of factors, including but not limited to:
          Janus Capital's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality; the quality of the execution, clearance and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; rebates of commissions by a broker to the Portfolio or to a third party service provider to the Portfolio to pay Portfolio expenses; and research products or services provided. In recognition of the value of the foregoing factors, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital. Research may include furnishing advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling specific securities and the availability of securities or purchasers or sellers of securities; furnishing seminars, information, analyses and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends and portfolio strategy; access to research analysts, corporate management personnel, industry experts, economists and government officials; comparative performance evaluation and technical measurement services and quotation services, and products and other services (such as third party publications, reports and analyses, and computer and electronic access, equipment, software, information and accessories that deliver, process or otherwise utilize information, including the research described above) that assist Janus Capital in carrying out its responsibilities. Research received from brokers or dealers is supplemental to Janus Capital's own research efforts. Most brokers and dealers used by Janus Capital provide research and other services described above.

          Janus Capital may use research products and services in servicing other accounts in addition to the Portfolio. If Janus Capital determines that any research product or service has a mixed use, such that it also serves functions that do not assist in the investment decision-making process, Janus Capital may allocate the costs of such service or product accordingly. Only that portion of the product or service that Janus Capital determines will assist it in the investment decision-making process may be paid for in brokerage commission dollars. Such allocation may create a conflict of interest for Janus Capital.

          Janus Capital does not enter into agreements with any brokers regarding the placement of securities transactions because of the research services they provide. It does, however, have an internal procedure for allocating transactions in a manner consistent with its execution policy to brokers that it has identified as providing superior executions and research, research-related products or services which benefit its advisory clients, including the Portfolio. Research products and services incidental to effecting securities transactions furnished by brokers or dealers may be used in servicing any or all of Janus Capital's clients and such research may not necessarily be used by Janus Capital in connection with the accounts which paid commissions to the broker-dealer providing such research products and services.

          Janus Capital may consider sales of Portfolio Shares or shares of other Janus funds by a broker-dealer or the recommendation of a broker-dealer to its customers that they purchase Portfolio Shares as a factor in the selection of broker-dealers to execute Portfolio transactions. Janus Capital may also consider payments made by brokers effecting transactions for the Portfolio (i) to the Portfolio or (ii) to other persons on behalf of the Portfolio for services provided to the Portfolio for which it would be obligated to pay. In placing portfolio business with such broker-dealers, Janus Capital will seek the best execution of each transaction.

          When the Portfolio purchases or sells a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where in the opinion of Janus Capital better prices and executions will be achieved through the use of a broker.

          The Portfolio's Trustees have authorized Janus Capital to place transactions with DST Securities, Inc. ("DSTS"), a wholly-owned broker-dealer subsidiary of DST. Janus Capital may do so if it reasonably believes that the quality of the transaction and the associated commission are fair and reasonable and if, overall, the associated transaction costs, net of any credits described above under "Custodian, Transfer Agent and Certain Affiliations," are lower than those that would otherwise be incurred.

Trustees and officers

          The following are the names of the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years.

Thomas H. Bailey, Age 62 - Trustee, Chairman and President*#
100 Fillmore Street
Denver, CO 80206-4928
--------------------------------------------------------------------------------
          Trustee, Chairman and President of Janus Investment Fund. Chairman, Chief Executive Officer, Director and President of Janus Capital. Director of Janus Distributors, Inc.

James P. Craig, III, Age 43 - Trustee and Vice President*#
100 Fillmore Street
Denver, CO 80206-4928
--------------------------------------------------------------------------------

          Trustee and Vice President of Janus Investment Fund. Chief Investment Officer, Director of Research, Vice Chairman and Director of Janus Capital. Formerly Executive Vice President and Portfolio Manager of Growth Portfolio and Janus Fund (from inception and 1986, respectively, until December 1999). Formerly Executive Vice President and Co-Manager of Janus Venture Fund. Formerly Executive Vice President and Portfolio Manager of Balanced Portfolio and Janus Balanced Fund.


Gary O. Loo, Age 59 - Trustee#
102 N. Cascade, Suite 500
Colorado Springs, CO 80903
--------------------------------------------------------------------------------
          Trustee of Janus Investment Fund. President and Director of High Valley Group, Inc., Colorado Springs, CO (investments).

Dennis B. Mullen, Age 56 - Trustee
7500 E. McCormick Parkway, #24
Scottsdale, AZ 85258
--------------------------------------------------------------------------------
          Trustee of Janus Investment Fund. Private Investor. Formerly (1997-1998), Chief Financial Officer-Boston Market Concepts, Boston Chicken, Inc., Golden, CO (restaurant chain); (1993-1997), President and Chief Executive Officer of BC Northwest, L.P., a franchise of Boston Chicken, Inc., Bellevue, WA (restaurant chain).

James T. Rothe, Age 56 - Trustee
102 South Tejon Street, Suite 1100
Colorado Springs, CO 80903
--------------------------------------------------------------------------------
          Trustee of Janus Investment Fund. Professor of Business, University of Colorado, Colorado Springs, CO. Principal, Phillips-Smith Retail Group, Colorado Springs, CO (a venture capital firm).

--------------------------------------------------------------------------------
*Interested person of the Trust and of Janus Capital.
#Member of the Trust's Executive Committee.

William D. Stewart, Age 55 - Trustee#
5330 Sterling Drive
Boulder, CO 80302
--------------------------------------------------------------------------------
          Trustee of Janus Investment Fund. President of HPS Division of MKS Instruments, Boulder, CO (manufacturer of vacuum fittings and valves).

Martin H. Waldinger, Age 61 - Trustee
4940 Sandshore Court
San Diego, CA 92130
--------------------------------------------------------------------------------
          Trustee of Janus Investment Fund. Private Consultant. Formerly (1993-1996), Director of Run Technologies, Inc., a software development firm, San Carlos, CA.

David C. Decker, Age 33 - Executive Vice President, Portfolio Manager of Strategic Value Portfolio*
100 Fillmore Street
Denver, CO 80206-4928
--------------------------------------------------------------------------------
          Executive Vice President and Portfolio Manager of Janus Investment Fund. Vice President of Janus Capital. Formerly, research analyst at Janus Capital (1992-1996).

Thomas A. Early, Age 45 - Vice President and General Counsel*
100 Fillmore Street
Denver, CO 80206-4928
--------------------------------------------------------------------------------
          Vice President and General Counsel of Janus Investment Fund. Vice President, General Counsel and Secretary of Janus Capital. Vice President and General Counsel of Janus Service Corporation, Janus Distributors, Inc., Janus Capital International, Ltd. and Janus International (UK) Limited. Director of Janus World Funds Plc. Formerly (1997 to 1998), Executive Vice President and General Counsel of Prudential Investments Fund Management LLC, Newark, NJ. Formerly (1994 to 1997), Vice President and General Counsel of Prudential Retirement Services, Newark, NJ.

Steven R. Goodbarn, Age 42 - Vice President and Chief Financial Officer*
100 Fillmore Street
Denver, CO 80206-4928
--------------------------------------------------------------------------------
          Vice President and Chief Financial Officer of Janus Investment Fund. Vice President of Finance, Treasurer and Chief Financial Officer of Janus Capital, Janus Service Corporation, and Janus Distributors, Inc. Director of Janus Service Corporation, Janus Distributors, Inc. and Janus World Funds Plc. Director, Treasurer and Vice President of Finance of Janus Capital International Ltd. and Janus International
          (UK) Limited. Formerly (1992-1996), Treasurer of Janus Investment Fund and Janus Aspen Series.

--------------------------------------------------------------------------------
*Interested person of the Trust and of Janus Capital.
#Member of the Trust's Executive Committee.

Kelley Abbot Howes, Age 34 - Vice President and Secretary*
100 Fillmore Street
Denver, CO 80206-4928
--------------------------------------------------------------------------------
          Vice President and Secretary of Janus Investment Fund. Vice President and Assistant General Counsel of Janus Capital. Vice President of Janus Distributors, Inc. Assistant Vice President of Janus Service Corporation.

Glenn P. O'Flaherty, Age 41 - Treasurer and Chief Accounting Officer*
100 Fillmore Street, Suite 300
Denver, CO 80206-4928
--------------------------------------------------------------------------------
          Treasurer and Chief Accounting Officer of Janus Investment Fund. Vice President of Janus Capital. Formerly (1991-1997), Director of Fund Accounting, Janus Capital.
          ----------------------------------------------------------------------
          *Interested person of the Trust and of Janus Capital.

          The Trustees are responsible for major decisions relating to the Portfolio's objective, policies and techniques. The Trustees also supervise the operation of the Portfolio by its officers and review the investment decisions of the officers although they do not actively participate on a regular basis in making such decisions.

          The Trust's Executive Committee shall have and may exercise all the powers and authority of the Trustees except for matters requiring action by all Trustees pursuant to the Trust's Bylaws or Trust Instrument, Delaware law or the 1940 Act.

          Because the Portfolio has not commenced operations as of the date of this prospectus, the Trustees have not received compensation from the Portfolio yet. The following table shows the aggregate compensation paid to each Trustee by the Portfolio and all funds advised and sponsored by Janus Capital (collectively, the "Janus Funds") for the periods indicated. None of the Trustees receive pension or retirement benefits from the Portfolio or the Janus Funds.

                                                              Aggregate Compensation      Total Compensation
                                                              from the Portfolio for   from the Janus Funds for
                                                                fiscal year ended         calendar year ended
                  Name of Person, Position                      December 31, 1999         December 31, 1999**
----------------------------------------------------------------------------------------------------------------
Thomas H. Bailey, Chairman and Trustee*                               $    0                   $      0
James P. Craig, III, Trustee*                                         $    0                   $      0
William D. Stewart, Trustee                                           $    0                   $107,333
Gary O. Loo, Trustee                                                  $    0                   $107,333
Dennis B. Mullen, Trustee                                             $    0                   $107,333
Martin H. Waldinger, Trustee                                          $    0                   $107,333
James T. Rothe, Trustee                                               $    0                   $107,333

 * An interested person of the Portfolio and of Janus Capital. Compensated by Janus Capital and not the Portfolio.
** As of December 31, 1999, Janus Funds consisted of two registered investment companies comprised of a total of 32 funds.

Shares of the trust

NET ASSET VALUE DETERMINATION

          As stated in the Prospectus, the net asset value ("NAV") of the Shares of the Portfolio is determined once each day on which the NYSE is open, at the close of its regular trading session (normally 4:00 p.m., New York time, Monday through Friday). The NAV of the Shares of the Portfolio is not determined on days the NYSE is closed (generally, New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). The per Share NAV of the Shares of the Portfolio is determined by dividing the total value of a Portfolio's securities and other assets, less liabilities, attributable to the Shares of the Portfolio, by the total number of Shares outstanding. In determining NAV, securities listed on an Exchange, the NASDAQ National Market and foreign markets are valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Municipal securities held by the Portfolio are traded primarily in the over-the-counter market. Valuations of such securities are furnished by one or more pricing services employed by the Portfolio and are based upon last trade or closing sales prices or a computerized matrix system or appraisals obtained by a pricing service, in each case in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers. Other securities that are traded on the over-the-counter market are valued at their closing bid prices. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. The Portfolio will determine the market value of individual securities held by it, by using prices provided by one or more professional pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days are valued on an amortized cost basis. Securities for which quotations are not readily available, and other assets, are valued at fair values determined in good faith under procedures established by and under the supervision of the Trustees.

          Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which the Portfolio's NAV is not calculated. The Portfolio calculates its NAV per Share, and therefore effects sales, redemptions and repurchases of its Shares, as of the close of the NYSE once on each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the foreign portfolio securities used in such calculation.

PURCHASES

          Shares of the Portfolio can be purchased only by (i) the separate accounts of participating insurance companies for the purpose of funding variable insurance contracts and (ii) qualified plans. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio's behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by the Portfolio when authorized organizations, their agents or affiliates receive the order. The Portfolio is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. Shares of the Portfolio are purchased at the NAV per Share as determined at the close of the regular trading session of the NYSE next occurring after a purchase order is received and accepted by a Portfolio or its authorized agent. In order to receive a day's price, your order must be received by the close of the regular trading session of the NYSE as described above in "Net Asset Value Determination." The prospectus for your insurance company's separate account or your plan documents contain detailed information about investing in the Portfolio.

REDEMPTIONS


          Redemptions, like purchases, may only be effected through the separate accounts of participating insurance companies or qualified plans. Certain designated organizations are authorized to receive redemption orders on the Portfolio's behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by the Portfolio when authorized organizations, their agents or affiliates receive the order. The Portfolio is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. Shares normally will be redeemed for cash, although the Portfolio retains the right to redeem some or all of its Shares in kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, the Portfolio is governed by Rule 18f-1 under the 1940 Act, which requires the Portfolio to redeem shares solely in cash up to the lesser of $250,000 or 1% of the NAV of the Portfolio during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Portfolio will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "Shares of the Trust - Net Asset Value Determination" and such valuation will be made as of the same time the redemption price is determined.


          The right to require the Portfolio to redeem its shares may be suspended, or the date of payment may be postponed, whenever (1) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed except for holidays and weekends, (2) the SEC permits such suspension and so orders, or (3) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

Income dividends, capital gains distributions and tax status

          It is a policy of the Shares of the Portfolio to distribute substantially all of its respective investment income at least semi-annually and its respective net realized gains, if any, at least annually. The Portfolio intends to qualify as a regulated investment company by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code ("Code"). In addition, the Portfolio intends to comply with the diversification requirements of Code
          Section 817(h) related to the tax-deferred status of insurance company separate accounts.

          All income dividends and capital gains distributions, if any, on the Portfolio's Shares are reinvested automatically in additional Shares of the Portfolio at the NAV determined on the first business day following the record date.

          The Portfolio may purchase securities of certain foreign corporations considered to be passive foreign investment companies by the IRS. In order to avoid taxes and interest that must be paid by the Portfolio if these instruments appreciate in value, the Portfolio may make various elections permitted by the tax laws. However, these elections could require that the Portfolio recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

          Some foreign securities purchased by the Portfolio may be subject to foreign taxes which could reduce the yield on such securities. The amount of such foreign taxes is expected to be insignificant. The Portfolio may from year to year make the election permitted under
          Section 853 of the Code to pass through such taxes to shareholders. If such election is not made, any foreign taxes paid or accrued will represent an expense to the Portfolio which will reduce its investment company taxable income.

          Because Shares of the Portfolio can only be purchased through variable insurance contracts or qualified plans, it is anticipated that any income dividends or capital gains distributions will be exempt from current taxation if left to accumulate within such contracts or plans. See the prospectus for the separate account of the related insurance company or the plan documents for additional information.

Miscellaneous information

          The Portfolio is a series of the Trust, an open-end management investment company registered under the 1940 Act and organized as a Delaware business trust on May 20, 1993. As of the date of this SAI, the Trust is offering fourteen series of shares, known as "Portfolios," each of which consists of two or three classes of shares. Additional series and/or classes may be created from time to time.

SHARES OF THE TRUST

          The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $.001 per share for each series of the Trust. Shares of the Portfolio are fully paid and nonassessable when issued. Shares of the Portfolio participate equally in dividends and other distributions by the shares of the Portfolio, and in residual assets of the Portfolio in the event of liquidation. Shares of the Portfolio have no preemptive, conversion or subscription rights.

          The Portfolio offers two classes of shares. The Shares discussed in this SAI are offered only in connection with investment in and payments under variable insurance contracts and to qualified retirement plans. A second class of shares, Service Shares, is offered only in connection with investment in and payments under variable insurance contracts and to qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants.

SHAREHOLDER MEETINGS

          The Trust does not intend to hold annual shareholder meetings. However, special meetings may be called for a specific Portfolio or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act. Separate votes are taken by the Portfolio or class only if a matter affects or requires the vote of only the Portfolio or class or the Portfolio's or class' interest in the matter differs from the interest of other Portfolios of the Trust. Shareholder is entitled to one vote for each Share owned.

VOTING RIGHTS

          A participating insurance company issuing a variable insurance contract will vote shares in the separate account as required by law and interpretations thereof, as may be amended or changed from time to time. In accordance with current law and interpretations, a participating insurance company is required to request voting instructions from policy owners and must vote shares in the separate account, including shares for which no instructions have been received, in proportion to the voting instructions received. Additional information may be found in the participating insurance company's separate account prospectus.

          The Trustees are responsible for major decisions relating to the Portfolio's policies and objectives; the Trustees oversee the operation of the Portfolio by its officers and review the investment decisions of the officers.

          The present Trustees were elected by the initial trustee of the Trust on May 25, 1993, and were approved by the initial shareholder on May 25, 1993, with the exception of Mr. Craig and Mr. Rothe who were appointed by the Trustees as of June 30, 1995 and as of January 1, 1997, respectively. Under the Trust Instrument, each Trustee will continue in office until the termination of the Trust or his earlier death, retirement, resignation, bankruptcy, incapacity or removal. Vacancies will be filled by a majority of the remaining Trustees, subject to the 1940 Act. Therefore, no annual or regular meetings of shareholders normally will be held, unless otherwise required by the Trust Instrument or the 1940 Act. Subject to the foregoing, shareholders have the power to vote to elect or remove Trustees, to terminate or reorganize the Portfolio, to amend the Trust Instrument, to bring certain derivative actions and on any other matters on which a shareholder vote is required by the 1940 Act, the Trust Instrument, the Trust's Bylaws or the Trustees.

          As mentioned above in "Shareholder Meetings," each share of the Portfolio of the Trust has one vote (and fractional votes for fractional shares). Shares of all portfolios of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the shares of all series of the Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any Trustees. The Portfolio or class of the Trust will vote separately only with respect to those matters that affect only the Portfolio or class or if an interest of a portfolio or class in the matter differs from the interests of other portfolios or classes of the Trust.

INDEPENDENT ACCOUNTANTS

          PricewaterhouseCoopers LLP, 950 Seventeenth Street, Suite 2500, Denver, Colorado 80202, independent accountants for the Portfolio, audit the Portfolio's annual financial statements and prepare its tax returns.

REGISTRATION STATEMENT

          The Trust has filed with the SEC, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities to which this SAI relates. If further information is desired with respect to the Portfolio or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

Performance information

          Quotations of average annual total return for the Shares of the Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Shares of the Portfolio over periods of 1, 5, and 10 years (up to the life of the Portfolio). These are the annual total rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula: P(1 + T)(n) = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of expenses of the Shares of the Portfolio on an annual basis, and assume that all dividends and distributions are reinvested when paid.


          From time to time in advertisements or sales material, the Portfolio may discuss its performance ratings or other information as published by recognized mutual fund statistical rating services, including, but not limited to, Lipper Analytical Services, Inc. ("Lipper"), Ibbotson Associates, Micropal or Morningstar, Inc. ("Morningstar") or by publications of general interest such as Forbes, Money, The Wall Street Journal, Mutual Funds Magazine, Kiplinger's or Smart Money. The Portfolio may also compare its performance to that of other selected mutual funds (for example, peer groups created by Lipper or Morningstar), mutual fund averages or recognized stock market indicators, including, but not limited to, the S&P 500 Index, the Dow Jones Industrial Average, and the NASDAQ composite. In addition, the Portfolio may compare its total return or yield to the yield on U.S. Treasury obligations and to the percentage change in the Consumer Price Index. Such performance ratings or comparisons may be made with funds that may have different investment restrictions, objectives, policies or techniques than the Portfolio and such other funds or market indicators may be comprised of securities that differ significantly from the Portfolio's investments.

Appendix A

EXPLANATION OF RATING CATEGORIES

          The following is a description of credit ratings issued by two of the major credit ratings agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Janus Capital considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

STANDARD & POOR'S
RATINGS SERVICES

                BOND RATING                  EXPLANATION
                -----------------------------------------------------------------------------------------
                Investment Grade
                AAA......................... Highest rating; extremely strong capacity to pay principal and interest.
                AA.......................... High quality; very strong capacity to pay principal and interest.
                A........................... Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.
                BBB......................... Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to a weakened capacity to pay principal and interest than for higher rated bonds.
                Non-Investment Grade
                BB, B, CCC, CC, C........... Predominantly speculative with respect to the issuer's capacity to meet required interest and principal payments.
                                             BB -- lowest degree of speculation; C -- the highest degree of speculation. Quality and protective characteristics
                                             outweighed by large uncertainties or major risk exposure to adverse conditions.
                D........................... In default.

MOODY'S INVESTORS SERVICE, INC.

                BOND RATING                  EXPLANATION
                -----------------------------------------------------------------------------------------
                Investment Grade
                Aaa......................... Highest quality, smallest degree of investment risk.
                Aa.......................... High quality; together with Aaa bonds, they compose the high-grade bond group.
                A........................... Upper-medium grade obligations; many favorable investment attributes.
                Baa......................... Medium-grade obligations; neither highly protected nor poorly secured. Interest and principal appear adequate for the present but certain protective elements may be lacking or may be unreliable over any great length of time.
                Non-Investment Grade
                Ba.......................... More uncertain, with speculative elements. Protection of interest and principal payments not well safeguarded during good and bad times.
                B........................... Lack characteristics of desirable investment; potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time.
                Caa......................... Poor standing, may be in default; elements of danger with respect to principal or interest payments.
                Ca.......................... Speculative in a high degree; could be in default or have other marked shortcomings.
                C........................... Lowest-rated; extremely poor prospects of ever attaining investment standing.

          Unrated securities will be treated as noninvestment grade securities unless the portfolio manager determines that such securities are the equivalent of investment grade securities. Securities that have received ratings from more than one agency are considered investment grade if at least one agency has rated the security investment grade.

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

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

        [JANUS LOGO]

            (800) 525-0020
            100 Fillmore Street
            Denver, Colorado 80206-4928
            janus.com


INSJSISAISV

                                         [JANUS LOGO]


                   Janus Aspen Series

                   Service Shares

                       Strategic Value Portfolio

                              100 Fillmore Street
                              Denver, CO 80206-4928
                              (800) 525-0020

                              Statement of Additional Information

                              May 1, 2000

                 This Statement of Additional Information expands upon and supplements the information contained in the current Prospectus for the Service Shares (the "Shares") of Strategic Value Portfolio. The Portfolio is a separate series of Janus Aspen Series, a Delaware business trust. The Shares are sold under the name "Janus Aspen Series." Each of these series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Portfolio is managed separately by Janus Capital Corporation.

                 The Service Shares of the Portfolio may be purchased only by separate accounts of insurance companies for the purpose of funding variable life insurance policies and variable annuity contracts (collectively, "variable insurance contracts") and by certain qualified retirement plans.

                 This SAI is not a Prospectus and should be read in conjunction with the Portfolio's Prospectus dated May 1, 2000, which is incorporated by reference into this SAI and may be obtained from your insurance company or plan sponsor. This SAI contains additional and more detailed information about the Portfolio's operations and activities than the Prospectus.

    [JANUS LOGO]

                                                               Table of contents

                Classification, Portfolio Turnover, Investment Policies and
                Restrictions, and Investment Strategies and Risks...........    2
                Investment Adviser..........................................   21
                Custodian, Transfer Agent and Certain Affiliations..........   23
                Portfolio Transactions and Brokerage........................   24
                Trustees and Officers.......................................   26
                Shares of the Trust.........................................   29
                   Net Asset Value Determination............................   29
                   Purchases................................................   29
                   Distribution and Shareholder Servicing Plan..............   30
                   Redemptions..............................................   30
                Income Dividends, Capital Gains Distributions and Tax
                Status......................................................   32
                Miscellaneous Information...................................   33
                   Shares of the Trust......................................   33
                   Shareholder Meetings.....................................   33
                   Voting Rights............................................   33
                   Independent Accountants..................................   34
                   Registration Statement...................................   34
                Performance Information.....................................   35
                Appendix A..................................................   36
                   Explanation of Rating Categories.........................   36

Classification, portfolio turnover, investment policies
                and restrictions, and investment
                strategies and risks

CLASSIFICATION

          The Portfolio is a series of the Trust, an open-end, management investment company. The Investment Company Act of 1940 ("1940 Act") classifies mutual funds as either diversified or nondiversified, and the Portfolio is a nondiversified fund.

PORTFOLIO TURNOVER

          The Prospectus includes a discussion of portfolio turnover policies. Portfolio turnover is calculated by dividing total purchases or sales, whichever is less, by the average monthly value of the Portfolio's securities.

INVESTMENT POLICIES AND RESTRICTIONS

          The Portfolio is subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of (i) more than 50% of the outstanding voting securities of the Trust (or the Portfolio or class of shares if a matter affects just the Portfolio or class of shares), or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or the Portfolio or class of shares) are present or represented by proxy. As fundamental policies, the Portfolio may not:

          (1) Own more than 10% of the outstanding voting securities of any one issuer and, as to fifty percent (50%) of the value of its total assets, purchase the securities of any one issuer (except cash items and "government securities" as defined under the Investment Company Act of 1940, as amended, if immediately after and as a result of such purchase, the value of the holdings of the Portfolio in the securities of such issuer exceeds 5% of the value of the Portfolio's total assets. With respect to the other 50% of the value of its total assets, the Portfolio may invest in the securities of as few as two issuers.

          (2) Invest 25% or more of the value of their respective total assets in any particular industry (other than U.S. government securities).

          (3) Invest directly in real estate or interests in real estate; however, the Portfolio may own debt or equity securities issued by companies engaged in those businesses.

          (4) Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this limitation shall not prevent the Portfolio from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

          (5) Lend any security or make any other loan if, as a result, more than 25% of the Portfolio's total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements).

          (6) Act as an underwriter of securities issued by others, except to the extent that a Portfolio may be deemed an underwriter in connection with the disposition of its portfolio securities.

          As a fundamental policy, the Portfolio may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and limitations as the Portfolio.

          The Trustees have adopted additional investment restrictions for the Portfolio. These restrictions are operating policies of the Portfolio and may be changed by the Trustees without shareholder approval. The additional investment restrictions adopted by the Trustees to date include the following:

          (a) The Portfolio will not (i) enter into any futures contracts and related options for purposes other than bona fide hedging transactions within the meaning of Commodity Futures Trading Commission ("CFTC") regulations if the aggregate initial margin and premiums required to establish positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions will exceed 5% of the fair market value of the Portfolio's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into; and (ii) enter into any futures contracts if the aggregate amount of the Portfolio's commitments under outstanding futures contracts positions would exceed the market value of its total assets.

          (b) The Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefor, and provided that transactions in futures, options, swaps and forward contracts are not deemed to constitute selling securities short.

          (c) The Portfolio does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in futures, options, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.

          (d) The Portfolio may not mortgage or pledge any securities owned or held by the Portfolio in amounts that exceed, in the aggregate, 15% of that Portfolio's net asset value, provided that this limitation does not apply to reverse repurchase agreements, deposits of assets to margin, guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

          (e) The Portfolio may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 25% of the value of its respective total assets (including the amount borrowed) less liabilities (other than borrowings). If borrowings exceed 25% of the value of a Portfolio's total assets by reason of a decline in net assets, the Portfolio will reduce its borrowings within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements, deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

          (f) The Portfolio does not currently intend to purchase any security or enter into a repurchase agreement, if as a result, more than 15% of their respective net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Trustees, or the Portfolio's investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"), or any successor to such rule, Section 4(2) commercial paper and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

          (g) The Portfolio may not invest in companies for the purpose of exercising control of management.

          Under the terms of an exemptive order received from the Securities and Exchange Commission ("SEC"), the Portfolio may borrow money from or lend money to other funds that permit such transactions and for which Janus Capital serves as investment adviser. All such borrowing and lending will be subject to the above limits. The Portfolio will borrow money through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. The Portfolio will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The Portfolio may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Portfolio could result in a lost investment opportunity or additional borrowing costs.

          For purposes of the Portfolio's restriction on investing in a particular industry, the Portfolios will rely primarily on industry classifications as published by Bloomberg L.P. To the extent that Bloomberg L.P. industry classifications are so broad that the primary economic characteristics in a single industry are materially different, the Portfolio may further classify issuers in accordance with industry classifications as published by the SEC.

INVESTMENT STRATEGIES AND RISKS

Cash Position

          As discussed in the Prospectus, when the portfolio manager believes that market conditions are unfavorable for profitable investing, or when he is otherwise unable to locate attractive investment opportunities, the Portfolio's investment in cash and similar investments may increase. Securities that the Portfolio may invest in as a means of receiving a return on idle cash include commercial paper, certificates of deposit, repurchase agreements or other short-term debt obligations. The Portfolio may also invest in money market funds, including funds managed by Janus Capital. (See "Investment Company Securities" on page 7).

Illiquid Investments

          The Portfolio may invest up to 15% of its net assets in illiquid investments (i.e., securities that are not readily marketable). The Trustees have authorized Janus Capital to make liquidity determinations with respect to certain securities, including Rule 144A Securities, commercial paper and municipal lease obligations purchased by the Portfolio. Under the guidelines established by the Trustees, Janus Capital will consider the following factors: (1) the frequency of trades and quoted prices for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer. In the case of commercial paper, Janus Capital will also consider whether the paper is traded flat or in default as to principal and interest and any ratings of the paper by a nationally recognized statistical rating organization ("NRSRO"). A foreign security that may be freely traded on or through the facilities of an offshore exchange or other established offshore securities market is not deemed to be a restricted security subject to these procedures.

          If illiquid securities exceed 15% of the Portfolio's net assets after the time of purchase the Portfolio will take steps to reduce in an orderly fashion its holdings of illiquid securities. Because illiquid securities may not be readily marketable, the portfolio manager may not be able to dispose of them in a timely manner. As a result, the Portfolio may be forced to hold illiquid securities while their price depreciates. Depreciation in the price of illiquid securities may cause the net asset value of the Portfolio to decline.

Securities Lending

          The Portfolio may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. The Portfolio may seek to earn additional income through securities lending. Since there is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially, securities lending will only be made to parties that Janus Capital deems creditworthy and in good standing. In addition, such loans will only be made if Janus Capital believes the benefit from granting such loans justifies the risk. The Portfolio will not have the right to vote on securities while they are being lent, but they will call a loan in anticipation of any important vote. All loans will be continuously secured by collateral which consists of cash, U.S. government securities, letters of credit and such other collateral permitted by the Securities and Exchange Commission and policies approved by the Trustees. Cash collateral may be invested in money market funds advised by Janus Capital to the extent consistent with exemptive relief obtained from the SEC.

Short Sales

          The Portfolio may engage in "short sales against the box." This technique involves selling either a security that the Portfolio owns, or a security equivalent in kind and amount to the security sold short that the Portfolio has the right to obtain, for delivery at a specified date in the future. The Portfolio may enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities. If the value of the securities sold short increases prior to the scheduled delivery date, the Portfolio loses the opportunity to participate in the gain.


Zero Coupon, Step Coupon and Pay-In-Kind Securities


          The Portfolio may invest up to 10% of its assets in zero coupon, pay-in-kind and step coupon securities. Zero coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Pay-in-kind bonds normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

          Current federal income tax law requires holders of zero coupon securities and step coupon securities to report the portion of the original issue discount on such securities that accrues during a given year as interest income, even though the holders receive no cash payments of interest during the year. In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986 and the regulations thereunder (the "Code"), the Portfolio must distribute its investment company taxable income, including the original issue discount accrued on zero coupon or step coupon bonds. Because the Portfolio will not receive cash payments on a current basis in respect of accrued original-issue discount on zero coupon bonds or step coupon bonds during the period before interest payments begin, in some years the Portfolio may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Code. The Portfolio might obtain such cash from selling other portfolio holdings which might cause the Portfolio to incur capital gains or losses on the sale. Additionally, these actions are likely to reduce the assets to which Portfolio expenses could be allocated and to reduce the rate of return for the Portfolio. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for a Portfolio to sell the securities at the time.

          Generally, the market prices of zero coupon, step coupon and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

Pass-Through Securities

          The Portfolio may invest in various types of pass-through securities, such as mortgage-backed securities, asset-backed securities and participation interests. A pass-through security is a share or certificate of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser of a pass-through security receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary which are passed through to purchasers, such as the Portfolio. The most common type of pass-through securities are mortgage-backed securities. Government National Mortgage Association ("GNMA") Certificates are mortgage-backed securities that evidence an undivided interest in a pool of mortgage loans. GNMA Certificates differ from bonds in that principal is paid back monthly by the borrowers over the term of the loan rather than returned in a lump sum at maturity. The Portfolio will generally purchase "modified pass-through" GNMA Certificates, which entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool, net of fees paid to the "issuer" and GNMA, regardless of whether or not the mortgagor actually makes the payment. GNMA Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. government.

          The Federal Home Loan Mortgage Corporation ("FHLMC") issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owned on the underlying pool. FHLMC guarantees timely payments of interest on PCs and the full return of principal. GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semiannually and return principal once a year in guaranteed minimum payments. This type of security is guaranteed by FHLMC as to timely payment of principal and interest but it is not guaranteed by the full faith and credit of the U.S. government.

          The Federal National Mortgage Association ("FNMA") issues guaranteed mortgage pass-through certificates ("FNMA Certificates"). FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owned on the underlying pool. This type of security is guaranteed by FNMA as to timely payment of principal and interest but it is not guaranteed by the full faith and credit of the U.S. government.

          Except for GMCs, each of the mortgage-backed securities described above is characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders (such as the Portfolio), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the security holders frequently receive prepayments of principal in addition to the principal that is part of the regular monthly payments. The portfolio manager will consider estimated prepayment rates in calculating the average-weighted maturity of the Portfolio. A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. This means that in times of declining interest rates, higher yielding mortgage-backed securities held by the Portfolio might be converted to cash and the Portfolio will be forced to accept lower interest rates when that cash is used to purchase additional securities in the mortgage-backed securities sector or in other investment sectors. Additionally, prepayments during such periods will limit the Portfolio's ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepayment.

          Asset-backed securities represent interests in pools of consumer loans and are backed by paper or accounts receivables originated by banks, credit card companies or other providers of credit. Generally, the originating bank or credit provider is neither the obligor nor the guarantor of the security, and interest and principal payments ultimately depend upon payment of the underlying loans by individuals. Tax-exempt asset-backed securities include units of beneficial interests in pools of purchase contracts, financing leases, and sales agreements that may be created when a municipality enters into an installment purchase contract or lease with a vendor. Such securities may be secured by the assets purchased or leased by the municipality; however, if the municipality stops making payments, there generally will be no recourse against the vendor. The market for tax-exempt asset-backed securities is still relatively new. These obligations are likely to involve unscheduled prepayments of principal.

Investment Company Securities

          From time to time, the Portfolio may invest in securities of other investment companies, subject to the provisions of Section 12(d)(1) of the 1940 Act. The Portfolio may invest in securities of money market funds managed by Janus Capital in excess of the limitations of Section 12(d)(1) under the terms of an SEC exemptive order obtained by Janus Capital and the Janus funds.

Depositary Receipts

          The Portfolio may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. The Portfolio may also invest in European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and in other similar instruments representing securities of foreign companies. EDRs and GDRs are securities that are typically issued by foreign banks or foreign trust companies, although U.S. banks or U.S. trust companies may issue them. EDRs and GDRs represent ownership of underlying securities issued by a foreign or U.S. securities market. EDRs and GDRs are similar to the arrangements of ADRs. EDRs, in bearer form, are designed for use in European securities markets.

          Depositary Receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as, currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency. The risks of foreign investing are addressed in some detail in the Portfolio's prospectus.

Municipal Obligations

          The Portfolio may invest in municipal obligations issued by states, territories and possessions of the United States and the District of Columbia. The value of municipal obligations can be affected by changes in their actual or perceived credit quality. The credit quality of municipal obligations can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer's future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the security is issued, and the liquidity of the security. Because municipal securities are generally traded over-the-counter, the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security. The liquidity of some municipal obligations may be enhanced by demand features, which would enable the Portfolio to demand payment on short notice from the issuer or a financial intermediary.

Other Income-Producing Securities

          Other types of income producing securities that the Portfolio may purchase include, but are not limited to, the following types of securities:

          VARIABLE AND FLOATING RATE OBLIGATIONS. These types of securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The floating rate tends to decrease the security's price sensitivity to changes in interest rates. These types of securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). See also "Inverse Floaters."

          In order to most effectively use these investments, the portfolio manager must correctly assess probable movements in interest rates. This involves different skills than those used to select most portfolio securities. If the portfolio manager incorrectly forecasts such movements, the Portfolio could be adversely affected by the use of variable or floating rate obligations.

          STANDBY COMMITMENTS. These instruments, which are similar to a put, give the Portfolio the option to obligate a broker, dealer or bank to repurchase a security held by the Portfolio at a specified price.

          TENDER OPTION BONDS. Tender option bonds are generally long-term securities that are coupled with the option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This type of security is commonly used as a means of enhancing the security's liquidity.

          INVERSE FLOATERS. Inverse floaters are debt instruments whose interest bears an inverse relationship to the interest rate on another security. The Portfolio will not invest more than 5% of its assets in inverse floaters. Similar to variable and floating rate obligations, effective use of inverse floaters requires skills different from those needed to select most portfolio securities. If movements in interest rates are incorrectly anticipated, the Portfolio could lose money or its NAV could decline by the use of inverse floaters.

          STRIP BONDS. Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

          The Portfolio will purchase standby commitments, tender option bonds and instruments with demand features primarily for the purpose of increasing the liquidity of its holdings.

Repurchase and Reverse Repurchase Agreements

          In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price consists of the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or "collateral." A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause the Portfolio to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, the Portfolio may encounter delays and incur costs in liquidating the underlying security. Repurchase agreements that mature in more than seven days are subject to the 15% limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Portfolio to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by Janus Capital.

          The Portfolio may use reverse repurchase agreements to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. In a reverse repurchase agreement, a Portfolio sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the Portfolio will maintain cash and appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. The Portfolio will enter into reverse repurchase agreements only with parties that Janus Capital deems creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on the Portfolio, although the Portfolio's intent to segregate assets in the amount of the reverse repurchase agreement minimizes this effect.

High-Yield/High-Risk Bonds

          The Portfolio intends to invest less than 35% of its net assets in bonds that are rated below investment grade (e.g., bonds rated BB or lower by Standard & Poor's Ratings Services or Ba or lower by Moody's Investors Service, Inc.). Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, the Portfolio would experience a reduction in its income, and could expect a decline in the market value of the bonds so affected.

          The Portfolio may also invest in unrated bonds of foreign and domestic issuers. Unrated bonds, while not necessarily of lower quality than rated bonds, may not have as broad a market. Sovereign debt of foreign governments is generally rated by country. Because these ratings do not take into account individual factors relevant to each issue and may not be updated regularly, Janus Capital may treat such securities as unrated debt. Because of the size and perceived demand of the issue, among other factors, certain municipalities may not incur the costs of obtaining a rating. The Portfolio's manager will analyze the creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the bond, in determining whether to purchase unrated municipal bonds. Unrated bonds will be included in the 35% limit of the Portfolio unless the portfolio manager deems such bonds to be the equivalent of investment grade securities.

          Subject to the above limits, the Portfolio may purchase defaulted securities only when its portfolio manager believes, based upon analysis of the financial condition, results of operations and economic outlook of an issuer, that there is potential for resumption of income payments and that the securities offer an unusual opportunity for capital appreciation. Notwithstanding the portfolio manager's belief about the resumption of income, however, the purchase of any security on which payment of interest or dividends is suspended involves a high degree of risk. Such risk includes, among other things, the following:

          FINANCIAL AND MARKET RISKS. Investments in securities that are in default involve a high degree of financial and market risks that can result in substantial or, at times, even total losses. Issuers of defaulted securities may have substantial capital needs and may become involved in bankruptcy or reorganization proceedings. Among the problems involved in investments in such issuers is the fact that it may be difficult to obtain information about the condition of such issuers. The market prices of such securities also are subject to abrupt and erratic movements and above average price volatility, and the spread between the bid and asked prices of such securities may be greater than normally expected.

          DISPOSITION OF PORTFOLIO SECURITIES. Although the Portfolio generally will purchase securities for which its portfolio manager expects an active market to be maintained, defaulted securities may be less actively traded than other securities and it may be difficult to dispose of substantial holdings of such securities at prevailing market prices. The Portfolio will limit holdings of any such securities to amounts that the portfolio manager believes could be readily sold, and holdings of such securities would, in any event, be limited so as not to limit the Portfolio's ability to readily dispose of securities to meet redemptions.

          OTHER. Defaulted securities require active monitoring and may, at times, require participation in bankruptcy or receivership proceedings on behalf of the Portfolio.

Futures, Options and Other Derivative Instruments

          FUTURES CONTRACTS. The Portfolio may enter into contracts for the purchase or sale for future delivery of fixed-income securities, foreign currencies or contracts based on financial indices, including indices of U.S. government securities, foreign government securities, equity or fixed-income securities. U.S. futures contracts are traded on exchanges which have been designated "contract markets" by the CFTC and must be executed through a futures commission merchant ("FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

          The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and may be maintained in cash or certain other liquid assets by the Portfolio's custodian or subcustodian for the benefit of the FCM. Initial margin payments are similar to good faith deposits or performance bonds. Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of the Portfolio's investment limitations. If the value of either party's position declines, that party will be required to make additional "variation margin" payments for the benefit of the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of the Portfolio, the Portfolio may be entitled to return of margin owed to the Portfolio only in proportion to the amount received by the FCM's other customers. Janus Capital will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the Portfolio does business and by depositing margin payments in a segregated account with the Portfolio's custodian.

          The Portfolio intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" adopted by the CFTC and the National Futures Association, which regulate

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

          trading in the futures markets. The Portfolio will use futures contracts and related options primarily for bona fide hedging purposes within the meaning of CFTC regulations. To the extent that the Portfolio holds positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions, the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the Portfolio's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.

          Although the Portfolio will segregate cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets would be available to the Portfolio immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because the Portfolio's cash that may otherwise be invested would be held uninvested or invested in other liquid assets so long as the futures position remains open, the Portfolio's return could be diminished due to the opportunity losses of foregoing other potential investments.

          A Portfolio's primary purpose in entering into futures contracts is to protect the Portfolio from fluctuations in the value of securities or interest rates without actually buying or selling the underlying debt or equity security. For example, if the Portfolio anticipates an increase in the price of stocks, and it intends to purchase stocks at a later time, the Portfolio could enter into a futures contract to purchase a stock index as a temporary substitute for stock purchases. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts will increase, thereby serving as a hedge against the Portfolio not participating in a market advance. This technique is sometimes known as an anticipatory hedge. To the extent the Portfolio enters into futures contracts for this purpose, the segregated assets maintained to cover the Portfolio's obligations with respect to the futures contracts will consist of liquid assets from its portfolio in an amount equal to the difference between the contract price and the aggregate value of the initial and variation margin payments made by the Portfolio with respect to the futures contracts. Conversely, if the Portfolio holds stocks and seeks to protect itself from a decrease in stock prices, the Portfolio might sell stock index futures contracts, thereby hoping to offset the potential decline in the value of its portfolio securities by a corresponding increase in the value of the futures contract position. The Portfolio could protect against a decline in stock prices by selling portfolio securities and investing in money market instruments, but the use of futures contracts enables it to maintain a defensive position without having to sell portfolio securities.

          If the Portfolio owns bonds and the portfolio manager expects interest rates to increase, the Portfolio may take a short position in interest rate futures contracts. Taking such a position would have much the same effect as the Portfolio selling bonds in its portfolio. If interest rates increase as anticipated, the value of the bonds would decline, but the value of the Portfolio's interest rate futures contract will increase, thereby keeping the net asset value of the Portfolio from declining as much as it may have otherwise. If, on the other hand, the portfolio manager expects interest rates to decline, the Portfolio may take a long position in interest rate futures contracts in anticipation of later closing out the futures position and purchasing the bonds. Although the Portfolio can accomplish similar results by buying securities with long maturities and selling securities with short maturities, given the greater liquidity of the futures market than the cash market, it may be possible to accomplish the same result more easily and more quickly by using futures contracts as an investment tool to reduce risk.

          The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery of the instrument underlying a futures contract. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by the portfolio manager still may not result in a successful use of futures.

          Futures contracts entail risks. Although the Portfolio believes that use of such contracts will benefit the Portfolio, the Portfolio's overall performance could be worse than if the Portfolio had not entered into futures contracts if the portfolio manager's investment judgement proves incorrect. For example, if the Portfolio has hedged against the effects of a possible decrease in prices of securities held in its portfolio and prices increase instead, the Portfolio will lose part or all of the benefit of the increased value of these securities because of offsetting losses in its futures positions. In addition, if the Portfolio has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to the Portfolio.

          The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to the Portfolio will not match exactly the Portfolio's current or potential investments. The Portfolio may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests - for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities - which involves a risk that the futures position will not correlate precisely with the performance of the Portfolio's investments.

          Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with the Portfolio's investments. Futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between the Portfolio's investments and its futures positions also may result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. The Portfolio may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in the Portfolio's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in the Portfolio's other investments.

          Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for the Portfolio to enter into new positions or close out

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

          existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the Portfolio may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, the Portfolio's access to other assets held to cover its futures positions also could be impaired.

          OPTIONS ON FUTURES CONTRACTS. The Portfolio may buy and write put and call options on futures contracts. An option on a future gives the Portfolio the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, when the Portfolio is not fully invested it may buy a call option on a futures contract to hedge against a market advance.

          The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the option is below the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Portfolio's holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Portfolio is considering buying. If a call or put option the Portfolio has written is exercised, the Portfolio will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between the change in the value of its portfolio securities and changes in the value of the futures positions, the Portfolio's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

          The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, the Portfolio may buy a put option on a futures contract to hedge its portfolio against the risk of falling prices or rising interest rates.

          The amount of risk the Portfolio assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

          FORWARD CONTRACTS. A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified amount for the assets at the time of delivery. The Portfolio may enter into forward contracts to purchase and sell government securities, equity or income securities, foreign currencies or other financial instruments. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.

          The following discussion summarizes the Portfolio's principal uses of forward foreign currency exchange contracts ("forward currency contracts"). The Portfolio may enter into forward currency contracts with stated contract values of up to the value of the Portfolio's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency). The Portfolio will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price for securities it has agreed to buy or sell ("transaction hedge"). The Portfolio also may hedge some or all of its investments denominated in a foreign currency or exposed to foreign currency fluctuations against a decline in the value of that currency relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate or exceed the performance of that currency relative to the U.S. dollar) approximating the value of some or all of its portfolio securities denominated in that currency ("position hedge") or by participating in options or futures contracts with respect to the currency. The Portfolio also may enter into a forward currency contract with respect to a currency where the Portfolio is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge"). In any of these circumstances the Portfolio may, alternatively, enter into a forward currency contract to purchase or sell one foreign currency for a second currency that is expected to perform more favorably relative to the U.S. dollar if the portfolio manager believes there is a reasonable degree of correlation between movements in the two currencies ("cross-hedge").

          These types of hedging minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on the Portfolio's foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting the Portfolio's currency exposure from one foreign currency to another removes the Portfolio's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to the Portfolio if its portfolio manager's projection of future exchange rates is inaccurate. Proxy hedges and cross-hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which hedged securities are denominated. Unforeseen changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts.

          The Portfolio will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in or whose value is tied to the currency underlying the forward contract or the currency being hedged. To the extent that the Portfolio is not able to cover its forward currency positions with underlying portfolio securities, the Portfolio's custodian will segregate cash or other liquid assets having a value equal to the aggregate amount of the Portfolio's commitments under forward contracts entered into with respect to position hedges, cross-hedges and anticipatory hedges. If the value of the securities used to cover a position or the value of segregated assets declines, the Portfolio will find alternative cover or segregate additional cash or other liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of the Portfolio's commitments with respect to such contracts. As an alternative to segregating assets, the Portfolio may buy call options permitting the Portfolio to buy the amount of foreign currency being hedged by a forward sale contract or the Portfolio may buy put options permitting it to sell the amount of foreign currency subject to a forward buy contract.

          While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Portfolio's ability to utilize forward contracts may be restricted. In addition, the Portfolio may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Portfolio assets.

          OPTIONS ON FOREIGN CURRENCIES. The Portfolio may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Portfolio may buy put options on the foreign currency. If the value of the currency declines, the Portfolio will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio.

          Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Portfolio may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Portfolio from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent projected, the Portfolio could sustain losses on transactions in foreign currency options that would require the Portfolio to forego a portion or all of the benefits of advantageous changes in those rates.

          The Portfolio may also write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, the Portfolio could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the decline in value of portfolio securities will be offset by the amount of the premium received.

          Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, the Portfolio could write a put option on the relevant currency which, if rates move in the manner projected, should expire unexercised and allow the Portfolio to hedge the increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and the Portfolio would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Portfolio also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

          The Portfolio may write covered call options on foreign currencies. A call option written on a foreign currency by the Portfolio is "covered" if the Portfolio owns the foreign currency underlying the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currencies held in its portfolio. A call option is also covered if the Portfolio has a call on the same foreign currency in the same principal amount as the call written if the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written, if the difference is maintained by the Portfolio in cash or other liquid assets in a segregated account with the Portfolio's custodian.

          The Portfolio also may write call options on foreign currencies for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which the Portfolio owns or has the right to acquire and which is denominated in the currency underlying the option. Call options on foreign currencies which are entered into for cross-hedging purposes are not covered. However, in such circumstances, the Portfolio will collateralize the option by segregating cash or other liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

          OPTIONS ON SECURITIES. In an effort to increase current income and to reduce fluctuations in net asset value, the Portfolio may write covered put and call options and buy put and call options on securities that are traded on United States and foreign securities exchanges and over-the-counter. The Portfolio may write and buy options on the same types of securities that the Portfolio may purchase directly.

          A put option written by the Portfolio is "covered" if the Portfolio
          (i) segregates cash not available for investment or other liquid assets with a value equal to the exercise price of the put with the Portfolio's custodian or (ii) holds a put on the same security and in the same principal amount as the put written and the exercise price of the put held is equal to or greater than the exercise price of the put written. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand and interest rates.

          A call option written by the Portfolio is "covered" if the Portfolio owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by the Portfolio's custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if the Portfolio holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by the Portfolio in cash and other liquid assets in a segregated account with its custodian.

          The Portfolio also may write call options that are not covered for cross-hedging purposes. The Portfolio collateralizes its obligation under a written call option for cross-hedging purposes by segregating cash or other liquid assets in an amount not less than the market value of the underlying security, marked-to-market daily. The Portfolio would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option and its portfolio manager believes that writing the option would achieve the desired hedge.

          The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or bought, in the case of a put option, since with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the then market value of the underlying security.

          The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

          In the case of a written call option, effecting a closing transaction will permit the Portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both. In the case of a written put option, such transaction will permit the Portfolio to write another put option to the extent that the exercise price is secured by deposited liquid assets. Effecting a closing transaction also will permit the Portfolio to use the cash or proceeds from the concurrent sale of any securities subject to the option for other investments. If the Portfolio desires to sell a particular security from its portfolio on which it has written a call option, the Portfolio will effect a closing transaction prior to or concurrent with the sale of the security.

          The Portfolio will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option. The Portfolio will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market of a call option generally will reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Portfolio.

          An option position may be closed out only where a secondary market for an option of the same series exists. If a secondary market does not exist, the Portfolio may not be able to effect closing transactions in particular options and the Portfolio would have to exercise the options in order to realize any profit. If the Portfolio is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. The absence of a liquid secondary market may be due to the following: (i) insufficient trading interest in certain options, (ii) restrictions imposed by a national securities exchange ("Exchange") on which the option is traded on opening or closing transactions or both, (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities, (iv) unusual or unforeseen circumstances that interrupt normal operations on an Exchange, (v) the facilities of an Exchange or of the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume, or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

          The Portfolio may write options in connection with buy-and-write transactions. In other words, the Portfolio may buy a security and then write a call option against that security. The exercise price of such call will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, the Portfolio's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the Portfolio's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset by the amount of premium received.

          The writing of covered put options is similar in terms of risk and return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Portfolio's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Portfolio may elect to close the position or take delivery of the security at the exercise price and the Portfolio's return will be the premium received from the put options minus the amount by which the market price of the security is below the exercise price.

          The Portfolio may buy put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Portfolio will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

          The Portfolio may buy call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Portfolio upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Portfolio.

          EURODOLLAR INSTRUMENTS. The Portfolio may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Portfolio might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

          SWAPS AND SWAP-RELATED PRODUCTS. The Portfolio may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Portfolio's obligations over its entitlement with respect to each interest rate swap will be calculated on a daily basis and an amount of cash or other liquid assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Portfolio's custodian. If the Portfolio enters into an interest rate swap on other than a net basis, it would maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap. The Portfolio will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest rating categories of at least one NRSRO at the time of entering into such transaction. Janus Capital will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, the Portfolio will have contractual remedies pursuant to the agreements related to the transaction.

          The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Janus Capital has determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent the Portfolio sells (i.e., writes) caps and floors, it will segregate cash or other liquid assets having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of its obligations with respect to any caps or floors.

          There is no limit on the amount of interest rate swap transactions that may be entered into by the Portfolio. These transactions may in some instances involve the delivery of securities or other underlying assets by the Portfolio or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the payments that the Portfolio is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, the Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. The Portfolio may buy and sell (i.e., write) caps and floors without limitation, subject to the segregation requirement described above.

          ADDITIONAL RISKS OF OPTIONS ON FOREIGN CURRENCIES, FORWARD CONTRACTS AND FOREIGN INSTRUMENTS. Unlike transactions entered into by the Portfolio in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain Exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to Exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.

          Options on foreign currencies traded on Exchanges are within the jurisdiction of the SEC, as are other securities traded on Exchanges. As a result, many of the protections provided to traders on organized Exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on an Exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on an Exchange may be more readily available than in the over-the-counter market, potentially permitting the Portfolio to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

          The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

          In addition, options on U.S. government securities, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Portfolio's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) low trading volume.

Investment adviser

          As stated in the Prospectus, the Portfolio has an Investment Advisory Agreement with Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928. The Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Portfolio's investments, provide office space for the Portfolio, and pay the salaries, fees and expenses of all Portfolio officers and of those Trustees who are affiliated with Janus Capital. Janus Capital also may make payments to selected broker-dealer firms or institutions which were instrumental in the acquisition of shareholders for the Portfolio or other Janus Funds or which perform recordkeeping or other services with respect to shareholder accounts. The minimum aggregate size required for eligibility for such payments, and the factors in selecting the broker-dealer firms and institutions to which they will be made, are determined from time to time by Janus Capital. Janus Capital is also authorized to perform the management and administrative services necessary for the operation of the Portfolio.

          The Portfolio pays custodian and transfer agent fees and expenses, brokerage commissions and dealer spreads and other expenses in connection with the execution of portfolio transactions, legal and accounting expenses, interest and taxes, registration fees, expenses of shareholders' meetings and reports to shareholders, fees and expenses of Portfolio Trustees who are not affiliated with Janus Capital and other costs of complying with applicable laws regulating the sale of Portfolio shares. Pursuant to the Advisory Agreement, Janus Capital furnishes certain other services, including net asset value determination, portfolio accounting and recordkeeping, for which the Portfolio may reimburse Janus Capital for its costs.

          The Portfolio has agreed to compensate Janus Capital for its services by the monthly payment of a fee at the annual rate of 0.65% of the Portfolio's average daily net assets.


          Janus Capital has agreed to reimburse Strategic Value Portfolio by the amount, if any, that such Portfolio's normal operating expenses in any fiscal year, including the investment advisory fee but excluding the distribution fee described on page 30, brokerage commissions, interest, taxes and extraordinary expenses, exceed an annual rate of 1.25% of the average daily net assets of the Portfolio until at least the next annual renewal of the advisory agreement. Mortality risk, expense risk and other charges imposed by participating insurance companies are also excluded from the above expense limitation.


          The Advisory Agreement is dated December 14, 1999 and will continue in effect until July 1, 2001, and thereafter from year to year so long as such continuance is approved annually by a majority of the Portfolio's Trustees who are not parties to the Advisory Agreements or interested persons of any such party, and by either a majority of the outstanding voting shares or the Trustees of the Portfolio. The Advisory Agreement
          (i) may be terminated without the payment of the penalty by any Portfolio or Janus Capital on 60 days' written notice; (ii) terminates automatically in the event of its assignment; and (iii) generally, may not be amended without the approval by vote of a majority of the Trustees of the Portfolio, including the Trustees who are not interested persons of the Portfolio or Janus Capital and, to the extent required by the 1940 Act, the vote of a majority of the outstanding voting securities of the Portfolio.

          Janus Capital acts as sub-adviser for a number of private-label mutual funds and provides separate account advisor services for institutional accounts. Investment decisions for each account managed by Janus Capital, including the Portfolio, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account. Pursuant to an exemptive order granted by the SEC, the Portfolio and other portfolios advised by Janus Capital may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating portfolios on a pro rata basis.


          Kansas City Southern Industries, Inc. ("KCSI"), indirectly through its wholly owned subsidiary, Stilwell Financial Inc., owns approximately 81% of the outstanding voting stock of Janus Capital. KCSI is a publicly traded holding company whose primary subsidiaries are engaged in transportation, information processing and financial services. Thomas H. Bailey, President and Chairman of the Board of Janus Capital, owns approximately 12% of Janus Capital's voting stock and, by agreement with KCSI, selects at least a majority of Janus Capital's Board, subject to the approval of Stilwell Financial, which cannot be unreasonably withheld.


          KCSI has announced its intention to separate its transportation and financial services businesses. KCSI anticipates the separation to be completed in the first half of 2000.

          Each account managed by Janus Capital has its own investment objective and policies and is managed accordingly by a particular portfolio manager or team of portfolio managers. As a result, from time to time two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.

          The portfolio manager is not permitted to purchase and sell securities for his own accounts except under the limited exceptions contained in the Portfolio's Code of Ethics ("Code"). The Portfolio's Code of Ethics is on file with and available from the SEC through the SEC Web site at www.sec.gov. The Code applies to Directors/Trustees of Janus Capital and the Portfolio, and employees of Janus Capital and the Trust and requires investment personnel and officers of Janus Capital, inside Directors/Trustees of Janus Capital and the Portfolio and certain other designated employees deemed to have access to current trading information to pre-clear all transactions in securities not otherwise exempt under the Code. Requests for trading authorization will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Code or would be deemed to adversely affect any transaction known to be under consideration for or to have been effected on behalf of any client account, including the Portfolio.

          In addition to the pre-clearance requirement described above, the Code subjects such personnel to various trading restrictions and reporting obligations. All reportable transactions are required to be reviewed for compliance with the Code. Those persons also may be required under certain circumstances to forfeit their profits made from personal trading.

          The provisions of the Code are administered by and subject to exceptions authorized by Janus Capital.

Custodian, transfer agent and certain affiliations

          State Street Bank and Trust Company, P.O. Box 0351, Boston, Massachusetts 02117-0351 is the custodian of the domestic securities and cash of the Portfolio. State Street and the foreign subcustodians it selects, have custody of the assets of the Portfolio held outside the U.S. and cash incidental thereto. The custodian and subcustodian hold the Portfolio's assets in safekeeping and collect and remit the income thereon, subject to the instructions of the Portfolio.

          Janus Service Corporation, P.O. Box 173375, Denver, Colorado 80217-3375, a wholly-owned subsidiary of Janus Capital, is the Portfolio's transfer agent. In addition, Janus Service provides certain other administrative, recordkeeping and shareholder relations services to the Portfolio. Janus Service Corporation is not compensated for its services related to the Shares, except for out-of-pocket costs.


          The Portfolio pays DST Systems, Inc., a subsidiary of KCSI, license fees at the annual rate of $3.06 per shareholder account for the use of DST's shareholder accounting system. The Portfolio also pays DST $1.10 per closed shareholder account. The Portfolio pays DST for the use of its portfolio and fund accounting system a monthly base fee of $250 to $1,250 per month based on the number of Janus funds using the system and an asset charge of $1 per million dollars of net assets (not to exceed $500 per month).


          The Trustees have authorized the Portfolio to use another affiliate of DST as introducing broker for certain Portfolio transactions as a means to reduce Portfolio expenses through credits against the charges of DST and its affiliates with regard to commissions earned by such affiliate. See "Portfolio Transactions and Brokerage."

          Janus Distributors, Inc., 100 Fillmore Street, Denver, Colorado 80206-4928, a wholly-owned subsidiary of Janus Capital, is the Trust's distributor. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.

Portfolio transactions and brokerage

          Decisions as to the assignment of portfolio business for the Portfolio and negotiation of its commission rates are made by Janus Capital, whose policy is to obtain the "best execution" (prompt and reliable execution at the most favorable security price) of all portfolio transactions. The Portfolio may trade foreign securities in foreign countries because the best available market for these securities is often on foreign exchanges. In transactions on foreign stock exchanges, brokers' commissions are frequently fixed and are often higher than in the United States, where commissions are negotiated.

          In selecting brokers and dealers and in negotiating commissions, Janus Capital considers a number of factors, including but not limited to:
          Janus Capital's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality; the quality of the execution, clearance and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; rebates of commissions by a broker to the Portfolio or to a third party service provider to the Portfolio to pay Portfolio expenses; and research products or services provided. In recognition of the value of the foregoing factors, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital. Research may include furnishing advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling specific securities and the availability of securities or purchasers or sellers of securities; furnishing seminars, information, analyses and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends and portfolio strategy; access to research analysts, corporate management personnel, industry experts, economists and government officials; comparative performance evaluation and technical measurement services and quotation services, and products and other services (such as third party publications, reports and analyses, and computer and electronic access, equipment, software, information and accessories that deliver, process or otherwise utilize information, including the research described above) that assist Janus Capital in carrying out its responsibilities. Research received from brokers or dealers is supplemental to Janus Capital's own research efforts. Most brokers and dealers used by Janus Capital provide research and other services described above.

          Janus Capital may use research products and services in servicing other accounts in addition to the Portfolio. If Janus Capital determines that any research product or service has a mixed use, such that it also serves functions that do not assist in the investment decision-making process, Janus Capital may allocate the costs of such service or product accordingly. Only that portion of the product or service that Janus Capital determines will assist it in the investment decision-making process may be paid for in brokerage commission dollars. Such allocation may create a conflict of interest for Janus Capital.

          Janus Capital does not enter into agreements with any brokers regarding the placement of securities transactions because of the research services they provide. It does, however, have an internal procedure for allocating transactions in a manner consistent with its execution policy to brokers that it has identified as providing superior executions and research, research-related products or services which benefit its advisory clients, including the Portfolio. Research products and services incidental to effecting securities transactions furnished by brokers or dealers may be used in servicing any or all of Janus Capital's clients and such research may not necessarily be used by Janus Capital in connection with the accounts which paid commissions to the broker-dealer providing such research products and services.

          Janus Capital may consider sales of Portfolio Shares or shares of other Janus funds by a broker-dealer or the recommendation of a broker-dealer to its customers that they purchase Portfolio Shares as a factor in the selection of broker-dealers to execute Portfolio transactions. Janus Capital may also consider payments made by brokers effecting transactions for the Portfolio (i) to the Portfolio or (ii) to other persons on behalf of the Portfolio for services provided to the Portfolio for which it would be obligated to pay. In placing portfolio business with such broker-dealers, Janus Capital will seek the best execution of each transaction.

          When the Portfolio purchases or sells a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where in the opinion of Janus Capital better prices and executions will be achieved through the use of a broker.

          The Portfolio's Trustees have authorized Janus Capital to place transactions with DST Securities, Inc. ("DSTS"), a wholly-owned broker-dealer subsidiary of DST. Janus Capital may do so if it reasonably believes that the quality of the transaction and the associated commission are fair and reasonable and if, overall, the associated transaction costs, net of any credits described above under "Custodian, Transfer Agent and Certain Affiliations," are lower than those that would otherwise be incurred.

Trustees and officers

          The following are the names of the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years.

Thomas H. Bailey, Age 62 - Trustee, Chairman and President*#
100 Fillmore Street
Denver, CO 80206-4928
--------------------------------------------------------------------------------
          Trustee, Chairman and President of Janus Investment Fund. Chairman, Chief Executive Officer, Director and President of Janus Capital. Director of Janus Distributors, Inc.

James P. Craig, III, Age 43 - Trustee and Vice President*#
100 Fillmore Street
Denver, CO 80206-4928
--------------------------------------------------------------------------------

          Trustee and Vice President of Janus Investment Fund. Chief Investment Officer, Director of Research, Vice Chairman and Director of Janus Capital. Formerly Executive Vice President and Portfolio Manager of Growth Portfolio and Janus Fund (from inception and 1986, respectively, until December 1999). Formerly Executive Vice President and Co-Manager of Janus Venture Fund. Formerly Executive Vice President and Portfolio Manager of Balanced Portfolio and Janus Balanced Fund.


Gary O. Loo, Age 59 - Trustee#
102 N. Cascade, Suite 500
Colorado Springs, CO 80903
--------------------------------------------------------------------------------
          Trustee of Janus Investment Fund. President and Director of High Valley Group, Inc., Colorado Springs, CO (investments).

Dennis B. Mullen, Age 56 - Trustee
7500 E. McCormick Parkway, #24
Scottsdale, AZ 85258
--------------------------------------------------------------------------------
          Trustee of Janus Investment Fund. Private Investor. Formerly (1997-1998), Chief Financial Officer-Boston Market Concepts, Boston Chicken, Inc., Golden, CO (restaurant chain); (1993-1997), President and Chief Executive Officer of BC Northwest, L.P., a franchise of Boston Chicken, Inc., Bellevue, WA (restaurant chain).

James T. Rothe, Age 56 - Trustee
102 South Tejon Street, Suite 1100
Colorado Springs, CO 80903
--------------------------------------------------------------------------------
          Trustee of Janus Investment Fund. Professor of Business, University of Colorado, Colorado Springs, CO. Principal, Phillips-Smith Retail Group, Colorado Springs, CO (a venture capital firm).

--------------------------------------------------------------------------------
*Interested person of the Trust and of Janus Capital.
#Member of the Trust's Executive Committee.

William D. Stewart, Age 55 - Trustee#
5330 Sterling Drive
Boulder, CO 80302
--------------------------------------------------------------------------------
          Trustee of Janus Investment Fund. President of HPS Division of MKS Instruments, Boulder, CO (manufacturer of vacuum fittings and valves).

Martin H. Waldinger, Age 61 - Trustee
4940 Sandshore Court
San Diego, CA 92130
--------------------------------------------------------------------------------
          Trustee of Janus Investment Fund. Private Consultant. Formerly (1993-1996), Director of Run Technologies, Inc., a software development firm, San Carlos, CA.

David C. Decker, Age 33 - Executive Vice President, Portfolio Manager of Strategic Value Portfolio*
100 Fillmore Street
Denver, CO 80206-4928
--------------------------------------------------------------------------------
          Executive Vice President and Portfolio Manager of Janus Investment Fund. Vice President of Janus Capital. Formerly, research analyst at Janus Capital (1992-1996).

Thomas A. Early, Age 45 - Vice President and General Counsel*
100 Fillmore Street
Denver, CO 80206-4928
--------------------------------------------------------------------------------
          Vice President and General Counsel of Janus Investment Fund. Vice President, General Counsel and Secretary of Janus Capital. Vice President and General Counsel of Janus Service Corporation, Janus Distributors, Inc., Janus Capital International, Ltd. and Janus International (UK) Limited. Director of Janus World Funds Plc. Formerly (1997 to 1998), Executive Vice President and General Counsel of Prudential Investments Fund Management LLC, Newark, NJ. Formerly (1994 to 1997), Vice President and General Counsel of Prudential Retirement Services, Newark, NJ.

Steven R. Goodbarn, Age 42 - Vice President and Chief Financial Officer*
100 Fillmore Street
Denver, CO 80206-4928
--------------------------------------------------------------------------------
          Vice President and Chief Financial Officer of Janus Investment Fund. Vice President of Finance, Treasurer and Chief Financial Officer of Janus Capital, Janus Service Corporation, and Janus Distributors, Inc. Director of Janus Service Corporation, Janus Distributors, Inc. and Janus World Funds Plc. Director, Treasurer and Vice President of Finance of Janus Capital International Ltd. and Janus International
          (UK) Limited. Formerly (1992-1996), Treasurer of Janus Investment Fund and Janus Aspen Series.

--------------------------------------------------------------------------------
#Member of the Trust's Executive Committee.
*Interested person of the Trust and of Janus Capital.

Kelley Abbott Howes, Age 34 - Vice President and Secretary*
100 Fillmore Street
Denver, CO 80206-4928
--------------------------------------------------------------------------------
          Vice President and Secretary of Janus Investment Fund. Vice President and Assistant General Counsel of Janus Capital. Vice President of Janus Distributors, Inc. Assistant Vice President of Janus Service Corporation.

Glenn P. O'Flaherty, Age 41 - Treasurer and Chief Accounting Officer*
100 Fillmore Street, Suite 300
Denver, CO 80206-4928
--------------------------------------------------------------------------------
          Treasurer and Chief Accounting Officer of Janus Investment Fund. Vice President of Janus Capital. Formerly (1991-1997), Director of Fund Accounting, Janus Capital.
--------------------------------------------------------------------------------
*Interested person of the Trust and of Janus Capital.

          The Trustees are responsible for major decisions relating to the Portfolio's objective, policies and techniques. The Trustees also supervise the operation of the Portfolio by its officers and review the investment decisions of the officers although they do not actively participate on a regular basis in making such decisions.

          The Trust's Executive Committee shall have and may exercise all the powers and authority of the Trustees except for matters requiring action by all Trustees pursuant to the Trust's Bylaws or Trust Instrument, Delaware law or the 1940 Act.

          Because the Portfolio has not commenced operations as of the date of this prospectus, the Trustees have not received compensation from the Portfolio yet. The following table shows the aggregate compensation paid to each Trustee by the Portfolio and all funds advised and sponsored by Janus Capital (collectively, the "Janus Funds") for the periods indicated. None of the Trustees receive pension or retirement benefits from the Portfolio or the Janus Funds.

                                                              Aggregate Compensation      Total Compensation
                                                              from the Portfolio for   from the Janus Funds for
                                                                fiscal year ended         calendar year ended
                  Name of Person, Position                      December 31, 1999         December 31, 1999**
----------------------------------------------------------------------------------------------------------------
Thomas H. Bailey, Chairman and Trustee*                               $    0                   $      0
James P. Craig, III, Trustee*                                         $    0                   $      0
William D. Stewart, Trustee                                           $    0                   $107,333
Gary O. Loo, Trustee                                                  $    0                   $107,333
Dennis B. Mullen, Trustee                                             $    0                   $107,333
Martin H. Waldinger, Trustee                                          $    0                   $107,333
James T. Rothe, Trustee                                               $    0                   $107,333

 * An interested person of the Portfolio and of Janus Capital. Compensated by Janus Capital and not the Portfolio.
** As of December 31, 1999, Janus Funds consisted of two registered investment companies comprised of a total of 32 funds.

Shares of the trust

NET ASSET VALUE DETERMINATION

          As stated in the Prospectus, the net asset value ("NAV") of the Shares of the Portfolio is determined once each day on which the NYSE is open, at the close of its regular trading session (normally 4:00 p.m., New York time, Monday through Friday). The NAV of the Shares of the Portfolio is not determined on days the NYSE is closed (generally, New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). The per Share NAV of the Shares of the Portfolio is determined by dividing the total value of a Portfolio's securities and other assets, less liabilities, attributable to the Shares of the Portfolio, by the total number of Shares outstanding. In determining NAV, securities listed on an Exchange, the NASDAQ National Market and foreign markets are valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Municipal securities held by the Portfolio are traded primarily in the over-the-counter market. Valuations of such securities are furnished by one or more pricing services employed by the Portfolio and are based upon last trade or closing sales prices or a computerized matrix system or appraisals obtained by a pricing service, in each case in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers. Other securities that are traded on the over-the-counter market are valued at their closing bid prices. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. The Portfolio will determine the market value of individual securities held by it, by using prices provided by one or more professional pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days are valued on an amortized cost basis. Securities for which quotations are not readily available, and other assets, are valued at fair values determined in good faith under procedures established by and under the supervision of the Trustees.

          Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which the Portfolio's NAV is not calculated. The Portfolio calculates its NAV per Share, and therefore effects sales, redemptions and repurchases of its Shares, as of the close of the NYSE once on each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the foreign portfolio securities used in such calculation.

PURCHASES

          Shares of the Portfolio can be purchased only by (i) the separate accounts of participating insurance companies for the purpose of funding variable insurance contracts and (ii) qualified plans. Participating insurance companies and certain designated organizations are authorized to receive purchase orders on the Portfolio's behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by the Portfolio when authorized organizations, their agents or affiliates receive the order. The Portfolio is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. Shares of the Portfolio are purchased at the NAV per Share as determined at the close of the regular trading session of the NYSE next occurring after a purchase order is received and accepted by a Portfolio or its authorized agent. In order to receive a day's price, your order must be received by the close of the regular trading session of the NYSE as described above in "Net Asset Value Determination." The prospectus for your insurance company's separate account or your plan documents contain detailed information about investing in the Portfolio.

DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

          Under a distribution and shareholder servicing plan ("Plan") adopted in accordance with Rule 12b-1 under the 1940 Act, the Shares may pay Janus Distributors, the Trust's distributor, a fee at an annual rate of up to 0.25% of the average daily net assets of the Shares of the Portfolio. Under the terms of the Plan, the Trust is authorized to make payments to Janus Distributors for remittance to insurance companies and qualified plan service providers as compensation for distribution and shareholder servicing performed by such service providers. The Plan is a compensation type plan and permits the payment at an annual rate of up to 0.25% of the average daily net assets of the Shares of the Portfolio for recordkeeping and administrative services as well as activities which are primarily intended to result in sales of the Shares, including but not limited to preparing, printing and distributing prospectuses, Statements of Additional Information, shareholder reports, and educational materials to prospective and existing contract owners and plan participants; responding to inquiries by contract owners and plan participants; receiving and answering correspondence; contract owner and participant level recordkeeping and administrative services; and similar activities. On December 14, 1999, Trustees unanimously approved the Plan which became effective on that date. The Plan and any Rule 12b-1 related agreement that is entered into by the Portfolio or Janus Distributors in connection with the Plan will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by a vote of a majority of the Trustees, and of a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any related agreements ("12b-1 Trustees"). All material amendments to the Plan must be approved by a majority vote of the Trustees, including a majority of the 12b-1 Trustees, at a meeting called for that purpose. In addition, the Plan may be terminated at any time, without penalty, by vote of a majority of the outstanding Shares of the Portfolio or by vote of a majority of 12b-1 Trustees.

REDEMPTIONS


          Redemptions, like purchases, may only be effected through the separate accounts of participating insurance companies or qualified plans. Certain designated organizations are authorized to receive redemption orders on the Portfolio's behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by the Portfolio when authorized organizations, their agents or affiliates receive the order. The Portfolio is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. Shares normally will be redeemed for cash, although the Portfolio retains the right to redeem some or all of its shares in kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, the Portfolio is governed by Rule 18f-1 under the 1940 Act, which requires the Portfolio to redeem shares solely in cash up to the lesser of $250,000 or 1% of the NAV of the Portfolio during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Portfolio will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "Shares of the Trust - Net Asset Value Determination" and such valuation will be made as of the same time the redemption price is determined.

          The right to require the Portfolio to redeem its shares may be suspended, or the date of payment may be postponed, whenever (1) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed except for holidays and weekends, (2) the SEC permits such suspension and so orders, or (3) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

Income dividends, capital gains distributions and tax status

          It is a policy of the Shares of the Portfolio to distribute substantially all of its respective investment income at least semi-annually and its respective net realized gains, if any, at least annually. The Portfolio intends to qualify as a regulated investment company by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code ("Code"). In addition, the Portfolio intends to comply with the diversification requirements of Code
          Section 817(h) related to the tax-deferred status of insurance company separate accounts.

          All income dividends and capital gains distributions, if any, on the Portfolio's Shares are reinvested automatically in additional Shares of the Portfolio at the NAV determined on the first business day following the record date.

          The Portfolio may purchase securities of certain foreign corporations considered to be passive foreign investment companies by the IRS. In order to avoid taxes and interest that must be paid by the Portfolio if these instruments appreciate in value, the Portfolio may make various elections permitted by the tax laws. However, these elections could require that the Portfolio recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

          Some foreign securities purchased by the Portfolio may be subject to foreign taxes which could reduce the yield on such securities. The amount of such foreign taxes is expected to be insignificant. The Portfolio may from year to year make the election permitted under
          Section 853 of the Code to pass through such taxes to shareholders. If such election is not made, any foreign taxes paid or accrued will represent an expense to the Portfolio which will reduce its investment company taxable income.

          Because Shares of the Portfolio can only be purchased through variable insurance contracts or qualified plans, it is anticipated that any income dividends or capital gains distributions will be exempt from current taxation if left to accumulate within such plans. See the prospectus for the separate account of the related insurance company or the plan documents for additional information.

Miscellaneous information

          The Portfolio is a series of the Trust, an open-end management investment company registered under the 1940 Act and organized as a Delaware business trust on May 20, 1993. As of the date of this SAI, the Trust is offering fourteen series of shares, known as "Portfolios," each of which consists of two or three classes of shares. Additional series and/or classes may be created from time to time.

SHARES OF THE TRUST

          The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $.001 per share for each series of the Trust. Shares of the Portfolio are fully paid and nonassessable when issued. Shares of the Portfolio participate equally in dividends and other distributions by the shares of the Portfolio, and in residual assets of the Portfolio in the event of liquidation. Shares of the Portfolio have no preemptive, conversion or subscription rights.

          The Portfolio offers two classes of shares. The Shares discussed in this SAI are offered only in connection with investment in and payments under variable insurance contracts and to qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants. A second class of shares, Institutional Shares, is offered only in connection with investments in and payments under variable insurance contracts as well as other qualified retirement plans.

SHAREHOLDER MEETINGS

          The Trust does not intend to hold annual shareholder meetings. However, special meetings may be called for a specific Portfolio or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act. Separate votes are taken by the Portfolio or class only if a matter affects or requires the vote of only the Portfolio or class or the Portfolio's or class' interest in the matter differs from the interest of other Portfolios of the Trust. A shareholder is entitled to one vote for each Share owned.

VOTING RIGHTS

          A participating insurance company issuing a variable insurance contract will vote shares in the separate account as required by law and interpretations thereof, as may be amended or changed from time to time. In accordance with current law and interpretations, a participating insurance company is required to request voting instructions from policy owners and must vote shares in the separate account, including shares for which no instructions have been received, in proportion to the voting instructions received. Additional information may be found in the participating insurance company's separate account prospectus.

          The Trustees are responsible for major decisions relating to the Portfolio's policies and objectives; the Trustees oversee the operation of the Portfolio by its officers and review the investment decisions of the officers.

          The present Trustees were elected by the initial trustee of the Trust on May 25, 1993, and were approved by the initial shareholder on May 25, 1993, with the exception of Mr. Craig and Mr. Rothe who were appointed by the Trustees as of June 30, 1995 and as of January 1, 1997, respectively. Under the Trust Instrument, each Trustee will continue in office until the termination of the Trust or his earlier death, retirement, resignation, bankruptcy, incapacity or removal. Vacancies will be filled by a majority of the remaining Trustees, subject to the 1940 Act. Therefore, no annual or regular meetings of shareholders normally will be held, unless otherwise required by the Trust Instrument or the 1940 Act. Subject to the foregoing, shareholders have the power to vote to elect or remove Trustees, to terminate or reorganize the

          Portfolio, to amend the Trust Instrument, to bring certain derivative actions and on any other matters on which a shareholder vote is required by the 1940 Act, the Trust Instrument, the Trust's Bylaws or the Trustees.

          As mentioned above in "Shareholder Meetings," each share of the Portfolio of the Trust has one vote (and fractional votes for fractional shares). Shares of all portfolios of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the shares of all series of the Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any Trustees. The Portfolio or class of the Trust will vote separately only with respect to those matters that affect only the Portfolio or class in the matter differs from the interests of other portfolios or classes of the Trust.

INDEPENDENT ACCOUNTANTS

          PricewaterhouseCoopers LLP, 950 Seventeenth Street, Suite 2500, Denver, Colorado 80202, independent accountants for the Portfolio, audit the Portfolio's annual financial statements and prepare its tax returns.

REGISTRATION STATEMENT

          The Trust has filed with the SEC, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities to which this SAI relates. If further information is desired with respect to the Portfolio or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

Performance information

          Quotations of average annual total return for the Shares of the Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Shares of the Portfolio over periods of 1, 5, and 10 years (up to the life of the Portfolio). These are the annual total rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula: P(1 + T)(n) = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of expenses of the Shares of the Portfolio on an annual basis, and assume that all dividends and distributions are reinvested when paid.


          From time to time in advertisements or sales material, the Portfolio may discuss its performance ratings or other information as published by recognized mutual fund statistical rating services, including, but not limited to, Lipper Analytical Services, Inc. ("Lipper"), Ibbotson Associates, Micropal or Morningstar, Inc. ("Morningstar") or by publications of general interest such as Forbes, Money, The Wall Street Journal, Mutual Funds Magazine, Kiplinger's or Smart Money. The Portfolio may also compare its performance to that of other selected mutual funds (for example, peer groups created by Lipper or Morningstar), mutual fund averages or recognized stock market indicators, including, but not limited to, the S&P 500 Index, the Dow Jones Industrial Average, and the NASDAQ composite. In addition, the Portfolio may compare its total return or yield to the yield on U.S. Treasury obligations and to the percentage change in the Consumer Price Index. Such performance ratings or comparisons may be made with funds that may have different investment restrictions, objectives, policies or techniques than the Portfolio and such other funds or market indicators may be comprised of securities that differ significantly from the Portfolio's investments.

Appendix A

EXPLANATION OF RATING CATEGORIES

          The following is a description of credit ratings issued by two of the major credit ratings agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Janus Capital considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

STANDARD & POOR'S
RATINGS SERVICES

                BOND RATING                  EXPLANATION
                -----------------------------------------------------------------------------------------
                Investment Grade
                AAA......................... Highest rating; extremely strong capacity to pay principal and interest.
                AA.......................... High quality; very strong capacity to pay principal and interest.
                A........................... Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.
                BBB......................... Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to a weakened capacity to pay principal and interest than for higher rated bonds.
                Non-Investment Grade
                BB, B, CCC, CC, C........... Predominantly speculative with respect to the issuer's capacity to meet required interest and principal payments.
                                             BB -- lowest degree of speculation; C -- the highest degree of speculation. Quality and protective characteristics
                                             outweighed by large uncertainties or major risk exposure to adverse conditions.
                D........................... In default.

MOODY'S INVESTORS SERVICE, INC.

                BOND RATING                  EXPLANATION
                -----------------------------------------------------------------------------------------
                Investment Grade
                Aaa......................... Highest quality, smallest degree of investment risk.
                Aa.......................... High quality; together with Aaa bonds, they compose the high-grade bond group.
                A........................... Upper-medium grade obligations; many favorable investment attributes.
                Baa......................... Medium-grade obligations; neither highly protected nor poorly secured. Interest and principal appear adequate for the present but certain protective elements may be lacking or may be unreliable over any great length of time.
                Non-Investment Grade
                Ba.......................... More uncertain, with speculative elements. Protection of interest and principal payments not well safeguarded during good and bad times.
                B........................... Lack characteristics of desirable investment; potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time.
                Caa......................... Poor standing, may be in default; elements of danger with respect to principal or interest payments.
                Ca.......................... Speculative in a high degree; could be in default or have other marked shortcomings.
                C........................... Lowest-rated; extremely poor prospects of ever attaining investment standing.

          Unrated securities will be treated as noninvestment grade securities unless the portfolio manager determines that such securities are the equivalent of investment grade securities. Securities that have received ratings from more than one agency are considered investment grade if at least one agency has rated the security investment grade.

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